UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

March 31, 2012

1.814644.107

MIR-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,103,844
Series 2006 A, 5% 10/1/23	1,000,000	984,550
		2,088,394
Michigan - 93.8%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,727,334
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,696,950
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,761,903
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,550,333
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,585,051
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	2,033,000	2,519,578
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,581,946
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	9,377,800
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,429,677
5.25% 5/1/18	1,100,000	1,145,617
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,100,030
5% 5/1/17 (FSA Insured)	2,065,000	2,261,795
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,795,284
5% 6/1/25 (AMBAC Insured)	1,775,000	1,902,197
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,837,257
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,045,524
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,896,403
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,933,101
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,105,825
5% 5/1/16 (FSA Insured)	1,855,000	2,086,430
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,093,100
Constantine Pub. Schools:
Series 2002, 5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100)	935,000	960,946
Series 2006, 5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100)	195,000	200,411
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33 (Pre-Refunded to 5/1/13 @ 100)	1,800,000	1,892,538
Series 2003 B, 5% 5/1/24 (Pre-Refunded to 5/1/13 @ 100)	5,000,000	5,257,050
Series 2003, 5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100)	3,085,000	3,251,868
Series 2005 A, 5.25% 5/1/30	5,000,000	5,708,100
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,847,101
Detroit Gen. Oblig.:
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,998,460
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,732,854
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,868,924
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,037,434
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,595,950
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,477,458
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	3,013,767
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,189,030
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	539,317
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,181,999
5% 7/1/36	7,800,000	7,831,902
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,303,789
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,977,677
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,040,950
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000,000	$ 5,389,100
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,100,670
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,190,400
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,369,641
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	3,045,896
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,199,095
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,049,050
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,637,088
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,794,404
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,136,020
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,042,056
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,316,826
5% 5/1/28 (FSA Insured)	1,250,000	1,339,738
5% 5/1/29 (FSA Insured)	1,275,000	1,362,503
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,550,386
5% 5/1/17 (FSA Insured)	1,985,000	2,157,497
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,781,901
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,933,080
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,905,214
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,344,795
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,404,836
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,158,527
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Fraser Pub. School District Series 2005: - continued
5% 5/1/17 (FSA Insured)	$ 1,615,000	$ 1,769,410
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,301,863
5% 5/1/17 (FSA Insured)	1,390,000	1,513,307
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,315,137
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,478,590
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,628,666
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,342,188
5% 5/1/17 (FSA Insured)	1,230,000	1,338,732
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,279,646
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,408,147
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,560,451
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,519,588
5% 5/1/19 (FSA Insured)	1,315,000	1,522,481
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,578,400
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,117,000
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,194,500
Series 2008, 5% 1/1/38	3,320,000	3,527,102
Series 2010, 5% 1/1/28	3,000,000	3,540,930
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (FGIC Insured)	5,000,000	5,285,800
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,121,660
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	565,840
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,303,900
Series 2009, 5.625% 12/1/29	2,400,000	2,610,888
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,088,450
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006: - continued
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,950,000	$ 2,067,741
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	539,605
5.25% 5/1/21 (FSA Insured)	2,000,000	2,317,940
5.25% 5/1/24 (FSA Insured)	2,100,000	2,376,759
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,211,078
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,108,290
5.25% 5/1/41	1,750,000	1,894,270
Huron Valley School District Series 2003, 5.25% 5/1/16	2,450,000	2,569,168
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,344,703
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,280,820
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,608,005
5.25% 5/1/16 (FSA Insured)	1,500,000	1,715,130
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,404,800
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	3,025,000	3,803,121
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13 (Escrowed to Maturity)	305,000	321,735
(Spectrum Health Sys. Proj.):
Series 2011 A, 5.5% 11/15/25	5,000,000	5,731,050
Series 2011 C, 5% 1/15/42	5,000,000	5,256,350
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,104,000
4% 5/1/22	1,000,000	1,098,240
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,476,522
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	5,000,000	5,673,600
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,537,475
5% 5/1/20 (FSA Insured)	1,425,000	1,610,036
5% 5/1/22 (FSA Insured)	1,395,000	1,550,501
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	$ 3,000,000	$ 3,441,270
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,571,164
5% 5/1/16 (FSA Insured)	1,425,000	1,613,570
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,624,650
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,294,400
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,265,280
Series IA 5.375% 10/15/41	3,000,000	3,331,710
Series IA, 5.5% 10/15/45	10,000,000	11,178,795
Michigan Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2010 A, 5% 12/1/27	1,100,000	1,211,056
Series 2011 MI, 5% 12/1/39	7,000,000	7,406,280
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,335,000	1,380,991
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,658,000
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,475,900
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	460,465
5.5% 3/1/14	1,300,000	1,315,418
5.5% 3/1/15	1,985,000	2,008,363
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/12	1,485,000	1,522,274
5% 11/15/14	1,000,000	1,085,610
5% 11/15/17	1,000,000	1,119,390
Series 2009, 5.25% 11/15/24	3,000,000	3,293,460
(McLaren Health Care Corp. Proj.) Series 2008 A:
5.25% 5/15/15	1,615,000	1,805,877
5.75% 5/15/38	6,880,000	7,395,656
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity)	2,500,000	2,505,125
Series 1996:
5.375% 8/15/16 (Escrowed to Maturity)	2,135,000	2,141,469
5.375% 8/15/26 (Escrowed to Maturity)	2,450,000	2,455,023
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	$ 2,000,000	$ 2,004,500
Series 2009 A, 6.125% 6/1/39	3,740,000	4,217,822
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,111,930
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	195,000	201,478
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	592,218
5% 11/15/18	725,000	803,329
5% 11/15/19	1,000,000	1,102,590
5% 11/15/20	2,000,000	2,190,040
5% 11/15/31	5,000,000	5,145,050
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	5,988,800
5% 12/1/26	3,725,000	4,041,439
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	830,000	985,310
5.375% 12/1/30	1,000,000	1,016,710
5.375% 12/1/30 (Pre-Refunded to 12/1/12 @ 100)	95,000	98,252
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010, 5% 10/1/30	4,850,000	5,471,576
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,318,606
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,348,107
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,158,569
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,396,605
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,749,492
Series 2002, 5.375% 10/1/19 (Pre-Refunded to 10/1/12 @ 100)	2,005,000	2,056,769
Series 2005, 5% 10/1/23	385,000	453,842
Series 2009, 5% 10/1/26	5,000,000	5,753,300
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,840,160
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,955,115
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,935,931
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,201,081
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	$ 3,000,000	$ 3,563,730
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,063,570
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	3,114,925
Series 2006, 5.25% 11/1/15 (FGIC Insured)	5,000,000	5,757,750
Series 2011, 5% 11/15/36	2,000,000	2,205,240
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	475,999
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	553,039
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,842,120
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,433,293
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,205,740
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,703,837
5% 5/1/16 (FSA Insured)	1,475,000	1,624,403
5% 5/1/17 (FSA Insured)	3,675,000	3,989,911
Okemos Pub. School District Series 1993, 0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,678,461
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,143,108
5.25% 5/1/27 (FSA Insured)	1,135,000	1,257,886
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	2,918,172
5% 5/1/37	1,100,000	1,213,542
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,535,205
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,297,000
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,028,730
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,097,326
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,088,840
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,148,141
5% 5/1/16 (FSA Insured)	1,025,000	1,134,040
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	$ 5,000,000	$ 5,622,350
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,779,321
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,230,530
5% 5/1/38 (FSA Insured)	1,000,000	1,052,330
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	676,349
5% 5/1/15	955,000	1,029,757
5% 5/1/17	1,000,000	1,075,280
5% 5/1/18	1,000,000	1,070,810
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,699,303
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,289,621
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,750,000	2,197,335
8.25% 9/1/39	3,100,000	3,944,719
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,121,750
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,484,314
5% 4/1/19 (AMBAC Insured)	1,475,000	1,575,330
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,186,079
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,771,575
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,109,710
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,261,654
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,897,869
5% 5/1/16 (FSA Insured)	1,750,000	1,974,210
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,110,530
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,134,450
5% 5/1/15	2,135,000	2,295,274
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	$ 6,085,000	$ 7,066,024
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17	3,000,000	3,184,110
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,114,370
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,263,820
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,453,353
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,440
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,426,250
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,574,788
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,963,232
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,116,630
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,088,844
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,103,040
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,132,383
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,248,248
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	187,274
		600,361,079
Puerto Rico - 2.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A:
5.25% 7/1/42	1,700,000	1,674,517
5.75% 7/1/37	2,000,000	2,068,640
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,146,810
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,196,600
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	$ 12,000,000	$ 2,328,720
0% 8/1/47 (AMBAC Insured)	1,000,000	136,860
Series 2009 A:
6% 8/1/42	4,000,000	4,476,440
6.5% 8/1/44	1,500,000	1,730,820
		15,759,407
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,620,960
Series 2009 B, 5% 10/1/25	1,200,000	1,256,436
		2,877,396
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $582,313,938)	621,086,276
NET OTHER ASSETS (LIABILITIES) - 3.0%	18,954,923
NET ASSETS - 100%	$ 640,041,199
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $582,264,298. Net unrealized appreciation aggregated $38,821,978, of which $39,349,645 related to appreciated investment securities and $527,667 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

March 31, 2012

1.814649.107

MNF-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.8%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,476,825
Minnesota - 91.7%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,174,530
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100)	3,285,000	3,338,447
5.375% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100)	4,100,000	4,166,707
5.375% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100)	2,200,000	2,235,794
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,780,189
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	611,273
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,299,132
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,173,020
5.25% 10/1/25	1,955,000	2,089,739
Chaska Independent School District #112 Gen. Oblig.:
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	878,595
Series 2009 A:
4% 2/1/16	1,000,000	1,112,700
5% 2/1/17	1,000,000	1,182,250
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,580,469
4% 3/1/17	1,495,000	1,660,721
4% 3/1/18	1,235,000	1,372,703
5% 3/1/30	2,770,000	3,014,065
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,000,000	3,113,010
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Elk River Independent School District #728: - continued
Series 2002 A:
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	$ 3,600,000	$ 3,743,028
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100)	1,000,000	1,096,790
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,973,200
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	6,121,613
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,150,280
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	1,970,000	2,059,202
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	2,065,000	2,158,503
5% 4/1/17 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	2,165,000	2,263,031
5% 4/1/18 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	1,260,000	1,317,053
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100)	1,000,000	1,037,670
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,093,830
5.25% 5/1/24	1,500,000	1,577,565
5.25% 5/1/25	2,000,000	2,094,080
5.25% 5/1/28	3,720,000	3,843,504
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,758,450
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,376,980
Series 2010 A, 5.25% 8/15/25	1,000,000	1,123,590
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	540,760
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	829,520
6% 12/1/19	2,815,000	3,012,979
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A:
5% 1/1/15 (AMBAC Insured)	$ 2,000,000	$ 2,201,480
5% 1/1/35 (AMBAC Insured)	8,500,000	8,751,515
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,165,073
Series 2007 A, 5% 1/1/21	5,000,000	5,572,050
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	2,278,820
Series 2008 A:
5% 1/1/13 (b)	655,000	676,890
5% 1/1/14 (b)	3,000,000	3,218,010
Series 2010 D, 5% 1/1/17 (b)	4,155,000	4,687,962
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,135,046
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	3,059,588
4% 12/1/21	2,330,000	2,530,823
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,285,274
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	4,014,850
Minneapolis Spl. School District #1 Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,147,700
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,632,787
5% 6/1/21	2,000,000	2,371,880
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	464,676
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,019,025
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,891,155
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,839,175
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,254,166
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,898,125
Series 2009 A, 5% 12/1/23	15,540,000	18,908,598
Series 2009 H, 5% 11/1/21	4,590,000	5,640,284
Series 2010 A, 5% 8/1/27	5,000,000	6,034,200
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
Series 2010 D:
5% 8/1/21	$ 1,000,000	$ 1,239,370
5% 8/1/22	5,000,000	6,153,550
5% 8/1/23	10,000,000	12,264,100
Series 2011 B:
5% 10/1/24	2,500,000	3,034,600
5% 10/1/30	3,000,000	3,524,910
5% 11/1/15	5,135,000	5,736,668
5% 6/1/21	8,585,000	9,832,830
5% 8/1/22	2,600,000	3,027,778
5% 11/1/24 (Pre-Refunded to 11/1/14 @ 100)	9,155,000	10,185,212
5% 11/1/26	4,270,000	4,789,574
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,043,460
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,535,435
5% 10/1/23	1,000,000	1,118,350
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,768,027
5% 10/1/19	1,000,000	1,132,580
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,597,777
5% 3/1/22	2,535,000	2,821,024
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,118,990
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,762,497
Series Six-I, 5% 4/1/23	1,000,000	1,103,620
Series Six-X, 5.25% 4/1/39	1,500,000	1,595,235
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	9,160,476
Series 2007, 5.25% 10/1/22	1,000,000	1,113,140
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,623,279
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	592,083
5.6% 6/1/15	615,000	617,239
5.65% 6/1/16	625,000	627,169
5.7% 6/1/17	900,000	903,078
5.75% 6/1/18	975,000	978,208
5.75% 6/1/19	1,050,000	1,053,329
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Retirement Sys. Bldg. Rev.: - continued
5.8% 6/1/20	$ 1,000,000	$ 1,003,100
5.875% 6/1/22	2,425,000	2,432,421
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,673,733
Series 2009 A:
4% 10/1/17	1,445,000	1,639,642
4% 10/1/18	1,490,000	1,710,654
4% 10/1/19	1,550,000	1,787,987
4% 10/1/20	1,580,000	1,800,015
Series 2011 A, 5% 10/1/30	1,495,000	1,727,024
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,801,345
5% 8/1/17 (FSA Insured)	1,575,000	1,818,700
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,028,560
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,412,290
Series 2010 A1:
5% 1/1/19	3,000,000	3,548,280
5% 1/1/20	1,000,000	1,178,790
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,532,110
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,046,290
5.5% 11/1/16	1,025,000	1,145,848
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/13 (AMBAC Insured)	800,000	826,184
5% 1/1/15 (AMBAC Insured)	715,000	735,478
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,583,887
Rochester Elec. Util. Rev. Series 2007 C, 5% 12/1/30	2,000,000	2,200,940
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,417,520
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,114,720
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (a)	2,475,000	2,788,360
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Health Care Facilities Rev.: - continued
Bonds:
(Mayo Clinic Proj.):
Series B, 4%, tender 11/15/18 (a)	$ 3,000,000	$ 3,379,830
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	1,000,000	1,154,240
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,402,650
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	1,000,000	1,059,530
Saint Paul Independent School District #625:
Series 2002 A:
5% 2/1/17 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	220,000	228,287
5% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	395,000	409,880
Series 2004 B, 5% 2/1/17 (FSA Insured)	1,300,000	1,442,155
Series 2004 C, 5% 2/1/16 (FSA Insured)	1,025,000	1,134,665
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,590,195
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,053,060
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/12	410,000	413,301
5% 8/1/13	430,000	442,603
5% 8/1/14	455,000	476,003
5% 8/1/15	480,000	507,336
5% 8/1/16	500,000	530,250
Series 2003 11, 5.25% 12/1/20	3,000,000	3,221,520
Series 2003 12:
5.125% 12/1/27	5,000,000	5,329,750
5.25% 12/1/18	3,685,000	3,963,475
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,540,261
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,100,832
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	10,963,038
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,143,500
Series 2002 A:
5.25% 1/1/15 (AMBAC Insured)	1,125,000	1,255,264
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Series 2002 A:
5.25% 1/1/16 (AMBAC Insured)	$ 4,490,000	$ 5,160,447
Series 2009 A:
5% 1/1/13	2,500,000	2,586,600
5% 1/1/14	960,000	1,034,986
5.25% 1/1/30	2,000,000	2,232,620
5.5% 1/1/24	500,000	583,395
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100)	2,085,000	2,163,542
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100)	2,230,000	2,314,004
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100)	2,400,000	2,490,408
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,336,600
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.75% 7/1/30	3,355,000	3,705,463
Series 2009, 5.75% 7/1/39	9,000,000	9,815,670
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	270,883
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,355,801
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,260,340
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,537,263
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	269,385
5% 5/15/16	345,000	373,870
5.25% 5/15/17	590,000	642,268
5.25% 5/15/26	1,000,000	1,041,880
5.25% 5/15/36	1,000,000	1,024,610
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,250,400
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,272,400
Tobacco Securitization Auth. Series 2011 B:
5% 3/1/19	2,600,000	2,948,218
5% 3/1/21	8,000,000	9,015,760
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Tobacco Securitization Auth. Series 2011 B: - continued
5.25% 3/1/31	$ 6,005,000	$ 6,526,774
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	233,426
5.125% 4/1/34	1,000,000	1,118,410
5.25% 4/1/29	1,000,000	1,149,800
Series 2009 C:
5% 12/1/17	1,000,000	1,199,380
5% 12/1/21	1,000,000	1,185,210
Series 2011 D:
5% 12/1/23	1,180,000	1,433,960
5% 12/1/26	1,020,000	1,213,463
5% 12/1/36	1,000,000	1,136,030
Univ. of Minnesota Spl. Purp. Rev.:
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,503,148
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,679,833
5% 8/1/29	4,000,000	4,510,640
Series 2010 A, 5% 8/1/25	1,800,000	2,117,034
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	454,282
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,680,649
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,111,339
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	630,000	709,613
Series 2003 A, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,034,710
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,270,140
		488,337,869
Puerto Rico - 1.6%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,027,780
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	600,000	658,980
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,300,000	1,804,758
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2009 A, 6% 8/1/42	$ 1,000,000	$ 1,119,110
Series 2011 C, 0% 8/1/39	19,550,000	4,288,097
		8,898,725
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,047,030
TOTAL INVESTMENT PORTFOLIO - 93.8% (Cost $468,668,117)	499,760,449
NET OTHER ASSETS (LIABILITIES) - 6.2%	32,899,883
NET ASSETS - 100%	$ 532,660,332
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $468,680,518. Net unrealized appreciation aggregated $31,079,931, of which $31,478,855 related to appreciated investment securities and $398,924 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

March 31, 2012

1.815010.107

HIY-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	$ 8,500	$ 8,544
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,500	5,430
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,463
		17,437
Alaska - 0.1%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series 2007 A2, 5% 6/1/12 (f)	1,000	1,006
Series 2007 A3, 5% 6/1/12 (f)	5,000	5,035
		6,041
Arizona - 1.9%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,066
5.25% 10/1/20 (FSA Insured)	8,000	9,275
5.25% 10/1/26 (FSA Insured)	2,570	2,855
5.25% 10/1/28 (FSA Insured)	8,345	9,202
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,221
Series 2007 B, 1.199% 1/1/37 (c)	3,000	2,151
Series 2008 D:
5.5% 1/1/38	12,000	12,902
6% 1/1/27	2,600	2,995
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,648
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,752
5.25% 9/1/22	1,000	1,080
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	6,900	7,252
7% 7/1/28	1,500	1,628
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,842
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,756
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	$ 2,000	$ 2,346
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,864
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,028
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	12,000	12,441
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,203
5% 7/1/23	2,000	2,378
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/22	1,500	1,751
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,792
5.5% 12/1/29	7,900	8,504
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	896
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39	3,000	3,323
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,099
5% 6/1/31 (AMBAC Insured)	2,025	2,126
		116,376
California - 16.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,237
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,753
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	7,093
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,904
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL:
5% 12/1/19 (b)	1,300	1,565
5% 12/1/22 (b)	5,875	7,147
Series AM, 5% 12/1/22 (b)	6,500	7,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources: - continued
Series AI:
5% 12/1/16	$ 2,195	$ 2,612
5% 12/1/18	10,315	12,764
5% 12/1/19	1,000	1,257
California Econ. Recovery:
Series 2009 A, 5% 7/1/22	7,500	8,512
Series A, 5% 7/1/18	5,700	6,835
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,864
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,695
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,305
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,015
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	211
5% 3/1/19	1,800	2,076
5% 8/1/19	16,310	18,373
5% 8/1/20	5,355	5,999
5% 10/1/22	2,300	2,595
5% 11/1/22	3,100	3,518
5% 12/1/22	6,800	7,730
5% 11/1/24	1,600	1,788
5% 3/1/26	5,100	5,481
5% 6/1/27 (AMBAC Insured)	4,100	4,368
5% 9/1/27	10,500	11,329
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,305	2,323
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	2,195	2,282
5% 9/1/31	22,500	23,962
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,813
5% 9/1/32	24,995	26,545
5% 9/1/33	19,115	20,300
5% 9/1/35	4,050	4,267
5.125% 11/1/24	4,300	4,573
5.125% 2/1/26	2,500	2,628
5.25% 2/1/16	3,800	4,023
5.25% 2/1/19	165	174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/19 (Pre-Refunded to 8/1/13 @ 100)	$ 5,455	$ 5,816
5.25% 2/1/20	40	42
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	1,960	2,090
5.25% 9/1/23	24,300	28,426
5.25% 2/1/24	4,000	4,220
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,798
5.25% 2/1/28	4,800	4,996
5.25% 11/1/28	4,485	4,706
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	16,300	16,977
5.25% 12/1/33	160	167
5.25% 3/1/38	9,000	9,518
5.25% 11/1/40	3,200	3,449
5.5% 8/1/27	14,700	16,648
5.5% 4/1/28	10	11
5.5% 8/1/29	9,850	11,012
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	41,361
5.5% 3/1/40	5,900	6,457
5.6% 3/1/36	2,550	2,811
5.75% 4/1/31	5,020	5,692
6% 3/1/33	23,800	27,629
6% 4/1/38	19,600	22,316
6% 11/1/39	10,020	11,501
6.5% 4/1/33	7,900	9,560
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,765	3,034
Series 2008 L, 5.125% 7/1/22	4,000	4,389
Series 2009 E, 5.625% 7/1/25	10,000	11,328
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,068
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,434
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	14,708
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (c)	5,900	6,368
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2005 A1, 4.7%, tender 4/1/12 (c)(f)	1,000	1,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 14,000	$ 14,446
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,819
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,596
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,083
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,795
5% 3/1/22	1,695	1,817
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,142
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,757
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	1,830	1,837
(Various Cap. Projects) Series 2011 A:
5% 10/1/27	10,000	10,493
5.25% 10/1/26	5,000	5,379
(Various Cap. Projs.) Series 2012 A:
5% 4/1/25 (b)	4,700	5,020
5% 4/1/26 (b)	13,495	14,289
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,554
5% 12/1/23	7,355	8,069
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,687
Series 2005 H:
5% 6/1/17	5,000	5,434
5% 6/1/18	10,300	11,142
Series 2005 J, 5% 1/1/17	6,105	6,748
Series 2009 G1, 5.75% 10/1/30	2,500	2,779
Series 2009 I:
6.125% 11/1/29	1,600	1,842
6.375% 11/1/34	4,600	5,195
Series 2010 A, 5.75% 3/1/30	4,900	5,438
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,029
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,693
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	$ 5,000	$ 5,433
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	26,800	28,241
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	13,538
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,380	9,485
Encinitas Union School District:
Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	1,923
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,556
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,538
Foothill-De Anza Cmnty. College District Series C, 5% 8/1/40	5,000	5,538
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,070	4,590
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,803
5.75% 1/15/40	6,300	6,256
5.875% 1/15/27	2,500	2,542
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	27,395	27,584
5% 6/1/45	5,305	5,342
5% 6/1/45 (FSA Insured)	445	446
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,306
5.5% 8/1/29	2,000	2,258
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	8,382
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,064
5% 9/1/19 (AMBAC Insured)	2,545	2,679
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,221
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,997
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 9,715	$ 11,101
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,117
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	1,792
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,609
Newport Beach Rev.:
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	5,100	5,285
Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	2,000	2,349
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,375
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34	2,500	2,820
Series 2012:
5% 1/15/26	4,535	5,052
5% 1/15/28	4,345	4,789
5% 1/15/29	5,370	5,889
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,675
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	60	60
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,710
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,407
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,692
Series B:
0% 8/1/39	20,100	4,444
0% 8/1/40	3,000	626
0% 8/1/41	13,610	2,679
0% 8/1/37	7,800	1,935
0% 8/1/38	10,200	2,389
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,980	5,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	$ 2,200	$ 2,594
6.375% 8/1/26	4,080	4,959
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,946
San Diego Unified School District Series 2008 C:
0% 7/1/34	3,000	933
0% 7/1/41	21,370	4,287
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,814
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,452
San Marcos Unified School District Series A, 5% 8/1/38	5,150	5,522
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	2,888
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,762
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,064
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	2,200	2,380
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	48,691
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,539
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,373
Series B, 0% 9/1/22 (FGIC Insured)	1,500	983
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,126
5.5% 5/15/16 (AMBAC Insured)	1,170	1,186
5.5% 5/15/17 (AMBAC Insured)	1,235	1,251
5.5% 5/15/19 (AMBAC Insured)	1,375	1,392
5.5% 5/15/22 (AMBAC Insured)	370	374
5.5% 5/15/23 (AMBAC Insured)	380	385
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,027
5.5% 5/15/17 (AMBAC Insured)	2,545	2,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2009 O:
5.25% 5/15/39	$ 2,400	$ 2,632
5.75% 5/15/30	12,000	13,999
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,455
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,698
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,315
5% 7/1/27	1,840	1,923
Series 2009 A, 5.75% 7/1/24	1,705	1,940
Series 2010 A, 5.5% 7/1/38	3,815	4,053
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,208
		1,046,186
Colorado - 1.4%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2010 A, 5% 12/1/40	4,000	4,196
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,475	2,731
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,842
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	4,780
0% 7/15/22 (Escrowed to Maturity)	15,700	11,856
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,222
5% 9/1/22	1,500	1,599
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,385	33,759
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,661
5% 11/15/15 (f)	3,000	3,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	$ 3,005	$ 3,207
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,500	1,711
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,140
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,230
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	8,901
Series 2010 A, 0% 9/1/41	9,600	1,580
Series 2010 C, 5.375% 9/1/26	1,000	1,070
		89,853
District Of Columbia - 1.3%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,800	8,782
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	9,223
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,922
Series B, 4.75% 6/1/32	2,200	2,266
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	26,029
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	4,674
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	4,379
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	9,219
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,064
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	3,200	3,448
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,100
5.25% 7/1/27	4,390	4,961
5.25% 7/1/28	3,000	3,374
		80,441
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 8.3%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	$ 4,700	$ 5,323
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,726
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,446
5% 7/1/25 (AMBAC Insured)	3,540	3,735
Broward County Arpt. Sys. Rev. Series 2001 I, 5.75% 10/1/12 (AMBAC Insured) (f)	1,210	1,225
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24	1,000	1,122
5% 1/1/25	1,000	1,122
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,060	6,372
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,138
Series 2007 A:
5% 7/1/17 (FGIC Insured)	3,660	4,184
5% 7/1/19 (FGIC Insured)	3,700	4,125
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	9,331
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460	1,461
5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,266
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/15 (FSA Insured)	5,000	5,474
5% 6/1/16 (FSA Insured)	7,500	8,314
Series 2011 A1:
5% 6/1/19	1,715	1,901
5% 6/1/20	3,000	3,317
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,285	27,476
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Emerald Coast Utils. Auth. Rev.: - continued
5.25% 1/1/36 (FGIC Insured)	$ 1,310	$ 1,360
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	7,140
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,282
Florida Board of Ed.:
Series 2001 F, 5% 6/1/32 (Pre-Refunded to 6/1/12 @ 101)	5,040	5,129
Series 2003 J, 5% 6/1/31	2,500	2,590
Florida Board of Ed. Lottery Rev.:
Series 2002 A, 5.375% 7/1/17 (Pre-Refunded to 7/1/12 @ 101)	1,000	1,022
Series 2011 A, 5% 7/1/20	12,400	14,941
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2004 A, 5% 6/1/31	1,240	1,330
Series 2006 E, 5% 6/1/35	3,200	3,501
Series 2011 E, 5% 6/1/24	6,600	7,848
Series 2011 F, 5% 6/1/23	6,045	7,275
Series A:
5% 6/1/32 (Pre-Refunded to 6/1/12 @ 101)	405	412
5% 6/1/32 (Pre-Refunded to 6/1/12 @ 101)	695	707
5.5% 6/1/38	2,000	2,263
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,214
5% 10/1/17	2,130	2,317
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17 (Pre-Refunded to 7/1/12 @ 101)	6,000	6,135
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,698
5% 7/1/18	3,320	3,627
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	395	409
Series 2008 A, 5.25% 7/1/37	3,000	3,308
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	3,000	3,465
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,114
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	$ 2,995	$ 3,005
5.25% 6/1/19	2,375	2,529
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	3,575	3,775
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,128
5% 11/15/17	1,200	1,339
5% 11/15/22	1,000	1,095
Series 2005 B:
5% 11/15/15	875	987
5% 11/15/15 (Escrowed to Maturity)	125	143
5% 11/15/16	1,040	1,164
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	172
5% 11/15/30	3,565	3,739
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	556
Series 2006 G:
5% 11/15/14	1,285	1,414
5% 11/15/14 (Escrowed to Maturity)	45	50
5% 11/15/15	965	1,088
5% 11/15/15 (Escrowed to Maturity)	35	40
5% 11/15/16	1,020	1,164
5% 11/15/16 (Escrowed to Maturity)	30	35
5.125% 11/15/17	2,750	3,141
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	112
5.125% 11/15/18	965	1,096
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35	41
5.125% 11/15/19	1,930	2,177
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	83
Series 2008 B, 6% 11/15/37	11,000	12,431
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,147
5% 7/1/18	2,125	2,358
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	3,730	3,852
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	$ 4,900	$ 6,938
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	2,270	2,858
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5.1% 10/1/13	3,005	3,062
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity)	440	447
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	19,578
Series 2009 B, 5% 10/1/18	7,500	7,967
Series Three 2010 D, 5% 10/1/38	8,100	8,788
Jacksonville Sales Tax Rev.:
Series 2003, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,571
Series 2012, 5% 10/1/24	5,500	6,158
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (f)	5,260	5,518
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,141
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,158
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	2,574
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,043
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	6,265
Series 2010 A1, 5.5% 10/1/30	3,000	3,333
Series 2010 B, 5% 10/1/35 (FSA Insured)	13,610	14,381
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	9,500	9,872
Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,323
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,742
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,913
5% 8/1/18 (AMBAC Insured)	4,000	4,465
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
5% 8/1/20 (AMBAC Insured)	$ 2,500	$ 2,798
5% 8/1/21 (AMBAC Insured)	5,095	5,665
5% 8/1/22 (AMBAC Insured)	3,325	3,631
Series 2011 B, 5.625% 5/1/31	6,600	7,251
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,089
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,433
5.25% 12/1/37 (AMBAC Insured)	1,365	1,436
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,000	5,348
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,363
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,879
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,232
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,310
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	3,700	4,027
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (Pre-Refunded to 10/1/12 @ 100)	1,000	1,026
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,211
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,055
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	12,783
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,099
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,275
5% 10/1/35 (FSA Insured)	5,000	5,243
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,084
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,166
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,875
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,868
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,938
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,531
Series 2010:
5% 10/1/25	4,140	4,374
5.25% 10/1/34	3,500	3,634
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,554
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,857
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	1,204
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,198
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	6,900	8,332
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	9,038
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,076
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,891
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	3,204
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,008
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,959
5.25% 7/1/16 (AMBAC Insured)	2,830	3,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Volusia County Edl. Facilities Auth. Rev. 5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	$ 1,260	$ 1,285
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,170
		517,676
Georgia - 3.1%
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,179
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	36,165	37,752
Series 2009 A:
6% 11/1/25	9,785	11,507
6.25% 11/1/39	10,800	12,389
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	12,518
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	8,155
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,286
5.25% 10/1/41	5,600	6,088
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,782
5% 1/1/24	6,500	7,646
Georgia Gen. Oblig.:
Series 2007 E, 5% 8/1/22	575	672
Series 2009 I, 5% 7/1/20	10,250	12,769
Series 2011 E2, 5% 9/1/20	10,000	12,478
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,619
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,086
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,313
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	4,489
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	15,511
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	14,329
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	$ 18,045	$ 14,427
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,720
		192,715
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,690	1,706
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,047
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,140	1,240
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,430	1,600
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,205	3,625
		9,218
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	5,000
6.75% 11/1/37	4,300	5,024
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	2,190	2,589
		12,613
Illinois - 12.7%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	1,257
0% 1/1/22 (FGIC Insured)	1,950	1,276
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	2,893
Series 2011A, 5.5% 12/1/39	7,900	8,669
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999, 0% 1/1/27 (FGIC Insured)	4,700	2,296
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 17,000	$ 16,606
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,083
(Neighborhoods Alive 21 Prog.):
Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,169
5% 1/1/28 (Pre-Refunded to 1/1/14 @ 100)	2,000	2,156
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	762
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,493
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	12,929
5.25% 1/1/29 (FSA Insured)	435	452
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,300	21,502
Series 2009 A, 5% 1/1/27 (FSA Insured)	5,200	5,673
Series 2011 A, 5% 1/1/40	11,260	11,803
Series A, 5% 1/1/42 (AMBAC Insured)	40	40
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,910	2,918
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,060	3,068
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,881
5.25% 1/1/19 (AMBAC Insured)	1,780	1,875
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,435
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,519
Series 2011 C, 6.5% 1/1/41	19,400	22,962
Series A, 5.5% 1/1/16 (AMBAC Insured) (f)	3,000	3,009
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	8,421
Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,927
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,143
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,298
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	$ 2,600	$ 2,801
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,620
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,739
5% 6/1/20 (AMBAC Insured)	5,610	6,097
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,650
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	6,686
Cicero Gen. Oblig. 5.25% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,010	3,052
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,585
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,895
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,495
Series 2010 A, 5.25% 11/15/33	19,775	21,575
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,957
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,008
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	186
5.25% 1/1/22	380	381
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,462
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25	5,000	5,377
5.5% 5/1/23	3,000	3,296
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,530
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	21,283
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,125
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,461
5.5% 9/1/19	4,405	4,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	$ 55	$ 55
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	3,860	4,114
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 A, 5.5% 4/1/44	3,000	3,247
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	5,060
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	7,008
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,248
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,054
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,850	2,975
6% 2/1/28 (AMBAC Insured)	1,000	1,110
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,215
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	9,137
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,580	13,180
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,000	4,517
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	25,230	27,981
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	15,012
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	9,570
Series 2009 D, 6.625% 11/1/39	8,000	9,336
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	14,000	14,212
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,317
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	6,067
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,304
Series 2008 A, 5.625% 1/1/37	16,385	16,832
Series 2009:
6.875% 8/15/38	430	480
7% 8/15/44	1,560	1,743
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2010 A, 5.75% 8/15/29	$ 350	$ 385
5.25% 5/1/25	7,000	7,808
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/20	2,000	2,055
5.5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,000	13,198
5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,611
5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,073
Series 2002, 5.25% 12/1/17 (FSA Insured)	2,260	2,323
Series 2006:
5% 1/1/19	4,200	4,725
5.5% 1/1/31	3,000	3,393
Series 2010, 5% 1/1/23 (FSA Insured)	6,600	7,173
Series 2012:
5% 3/1/23	4,000	4,383
5% 3/1/35	2,000	2,078
5% 3/1/37	1,000	1,032
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,103
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,255
6% 7/1/33	3,775	3,959
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,454
7% 4/1/14	1,415	1,484
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	3,000	3,001
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,628
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	15,950
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,388
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	3,063
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,821
0% 12/1/21	5,000	3,325
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity)	$ 630	$ 618
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,293
0% 12/1/16 (Escrowed to Maturity)	585	555
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,694
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	5,558
Lake County Forest Preservation District Series 2007 A, 0.667% 12/15/13 (c)	1,895	1,897
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,141
5.625% 3/1/21 (AMBAC Insured)	2,505	2,695
5.75% 3/1/19 (AMBAC Insured)	2,240	2,430
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (FGIC Insured)	3,000	2,240
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,649
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,245
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,036
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	26,420	26,915
Series 2002 B, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000	2,171
Series 2010 B1, 0% 6/15/44 (FSA Insured)	49,500	8,710
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,546
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,339
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	1,107
Series 1996 A, 0% 6/15/24	3,060	1,776
Series 2002, 0% 6/15/13 (Escrowed to Maturity)	4,155	4,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
Series 2010 B1:
0% 6/15/43 (FSA Insured)	$ 42,600	$ 7,935
0% 6/15/45 (FSA Insured)	27,900	4,651
0% 6/15/47 (FSA Insured)	11,570	1,726
Series A:
0% 6/15/13 (Escrowed to Maturity)	5,415	5,383
0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,589
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	210	203
0% 6/15/15 (Escrowed to Maturity)	5,355	5,208
0% 6/15/15 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,645	8,825
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,311
Series 2007, 5% 11/15/14	1,000	1,066
5% 11/15/18	1,000	1,097
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,350	12,060
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,450
5% 10/1/18	1,435	1,582
5% 10/1/20	1,290	1,393
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	14,351
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	6,082
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,555
Series 2009 A, 5.75% 4/1/38	7,805	8,556
Series 2010 A:
5% 4/1/25	5,125	5,664
5.25% 4/1/30	3,200	3,506
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	2,305	2,256
0% 11/1/14 (FSA Insured)	1,995	1,926
0% 11/1/16 (Escrowed to Maturity)	1,615	1,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/16 (FSA Insured)	$ 4,885	$ 4,466
0% 11/1/17 (FSA Insured)	3,200	2,822
0% 11/1/19 (Escrowed to Maturity)	675	580
0% 11/1/19 (FSA Insured)	4,325	3,470
		798,681
Indiana - 2.6%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,090
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,654
5.25% 7/15/25 (FSA Insured)	1,720	1,829
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	5,641
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	1,483
5.25% 7/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,149
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,639
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	25,900	31,704
Indiana Bond Bank Series B:
5% 2/1/19 (Pre-Refunded to 8/1/13 @ 100)	1,940	2,060
5% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	1,635	1,737
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	3,500	3,826
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,473
Series 2009 A, 5.25% 11/1/39	5,300	5,675
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,626
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,134
5% 2/15/15	1,500	1,651
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	$ 11,200	$ 12,442
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	1,575	1,695
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	7,700	7,650
(Ascension Health Subordinate Cr. Proj.) Series 2005 A1, 5%, tender 5/1/13 (c)	3,000	3,141
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A:
5% 1/1/22	2,000	2,352
5% 1/1/23	1,800	2,085
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,604
Indiana St Fin. Auth. Wastewtr.:
Series 2011 A, 5.25% 10/1/25	1,750	2,032
Series 2011 B, 5% 10/1/41	5,500	5,886
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	5,912
0% 6/1/18 (AMBAC Insured)	1,700	1,446
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (f)	1,525	1,689
5% 1/1/17 (AMBAC Insured) (f)	1,700	1,887
5.25% 1/1/14 (AMBAC Insured) (f)	2,675	2,838
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,494
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,339
5% 7/1/25	1,000	1,155
5% 7/1/26	1,325	1,524
5% 7/1/29	670	760
5% 7/1/35	3,000	3,336
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Pre-Refunded to 1/15/13 @ 100)	2,000	2,075
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	6,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	$ 1,500	$ 1,634
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,295
		160,677
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,204
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	11,873
Series 2009 D, 5% 11/15/29	4,600	4,881
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/35	4,000	4,190
(KU Health Sys. Proj.) Series 2011 H, 5.125% 3/1/39	2,500	2,615
Leavenworth County Unified School District #453 general obligation Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,790
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,380
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,249
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,398
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	1,300	1,395
5% 11/15/17	2,500	2,806
		33,577
Kentucky - 1.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,491
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,639
5% 8/15/17	3,650	4,184
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,325
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	$ 5,000	$ 5,210
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	36,220	46,109
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,750	16,938
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,431
		92,327
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,018
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (FGIC Insured)	1,000	1,142
5.375% 6/1/32 (FGIC Insured)	1,900	2,023
5.5% 6/1/41 (FGIC Insured)	15,500	16,506
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	8,128
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (f)	1,420	1,572
Series 2007 B2, 5% 1/1/16 (FSA Insured) (f)	1,000	1,098
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,771
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,613
0% 9/1/13 (AMBAC Insured)	3,350	3,231
0% 9/1/14 (AMBAC Insured)	3,165	2,963
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	1,006
		49,071
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	3,000	3,322
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	$ 9,060	$ 9,799
6% 7/1/38	2,700	3,121
		16,242
Maryland - 0.7%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,362
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,426
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,104
5% 6/1/16 (CIFG North America Insured)	1,000	1,120
5% 6/1/19 (CIFG North America Insured)	1,500	1,624
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,079
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	2,245	2,331
(Good Samaritan Hosp. Proj.) Series 1993, 5.75% 7/1/13 (Escrowed to Maturity)	1,605	1,663
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,963
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,703
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,192
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,344
6% 1/1/43	1,500	1,569
Washington Suburban San. District 5% 6/1/20	6,630	8,069
		41,549
Massachusetts - 2.4%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,218
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,212
Series I, 6.75% 1/1/36	3,000	3,350
Massachusetts Gen. Oblig.:
Series 2007 A, 0.936% 5/1/37 (c)	3,500	2,798
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2007 C:
5.25% 8/1/22	$ 7,700	$ 9,133
5.25% 8/1/23	3,600	4,242
5.25% 8/1/24	9,000	10,525
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (g)	2,825	2,836
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (Escrowed to Maturity)	345	350
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,460
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	4,000	4,179
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/14 (AMBAC Insured) (f)	2,540	2,536
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	29,965	33,571
5% 8/15/26	10,000	11,151
5% 8/15/30	30,000	33,192
Series 2007 A:
4.5% 8/15/35	13,790	14,431
5% 8/15/22 (AMBAC Insured)	2,900	3,361
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		152,635
Michigan - 1.9%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,524
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,930
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	5,152
Series 2006, 5% 7/1/36	20,700	20,785
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	12,098
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,584
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,685	$ 1,855
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,439
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,806
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,883
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,326
Fowlerville Cmnty. School District 5.25% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,536
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	3,300	3,514
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	2,500	2,837
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,761
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,225
(Mercy Health Svcs. Proj.):
Series 1996, 5.375% 8/15/26 (Escrowed to Maturity)	4,750	4,760
Series W, 5.25% 8/15/27 (Escrowed to Maturity)	4,000	4,011
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	145	150
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	4,000	4,791
5% 12/1/26	1,115	1,210
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	245	291
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	7,080
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	3,400	4,326
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,938
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (f)	2,100	2,310
Series 2011 A, 5% 12/1/19 (f)	3,805	4,188
		121,310
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	$ 3,500	$ 3,616
5% 5/1/20	1,000	1,062
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,070
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,118
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,624
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,839
5.25% 12/1/19	2,850	3,060
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,555
Series 2009, 5.75% 7/1/39	20,700	22,576
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	4,355
5.25% 5/15/18	1,650	1,779
5.25% 5/15/23	2,000	2,103
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	1,350	1,531
		58,499
Mississippi - 0.0%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	665	666
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,676
		3,342
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 2,125	$ 2,431
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (f)	3,500	3,850
		7,402
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	3,900	4,267
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.827% 12/1/17 (c)	7,900	6,704
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,410
6% 8/15/28	3,500	3,901
6.125% 8/15/31	2,250	2,505
Lancaster County Hosp. Auth. #1 Health Facilities Rev. (Immanuel Med. Ctr., Inc. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,591
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	5,500	5,669
		22,780
Nevada - 0.6%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (f)	4,310	4,474
5.375% 7/1/19 (AMBAC Insured) (f)	1,100	1,138
5.375% 7/1/21 (AMBAC Insured) (f)	1,600	1,652
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,810
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	6,285	6,495
Series 2011 C, 5% 6/1/24	5,415	6,179
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,592
0% 7/1/13 (FSA Insured)	4,590	4,516
0% 7/1/14 (FSA Insured)	3,000	2,886
		36,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	$ 9,300	$ 9,769
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	800	811
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,507
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	4,700	4,979
New Hampshire Tpk. Sys. Rev.:
Series 2012 B:
5% 2/1/19 (b)	2,000	2,277
5% 2/1/24 (b)	1,775	1,984
5% 10/1/18	4,315	5,125
		29,452
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,973
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,443
5.125% 3/1/30	5,000	5,327
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	3,098
5.25% 3/1/23	4,500	4,926
5.25% 3/1/25	9,900	10,846
5.25% 3/1/26	11,305	12,311
Series 2005 P, 5.125% 9/1/28	2,445	2,634
Series 2009 AA, 5.5% 12/15/29	4,000	4,502
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,326
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,597
Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,087
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A: - continued
5.25% 8/1/19 (FGIC Insured)	$ 2,735	$ 2,763
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	5,560	5,840
		81,943
New Mexico - 0.1%
Albuquerque Arpt. Rev. Series 1997, 6.75% 7/1/12 (AMBAC Insured) (f)	1,935	1,963
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,513
5% 12/1/18	2,000	2,306
		9,782
New York - 11.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,249
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,752
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/16 (FSA Insured)	13,120	14,479
5.75% 5/1/18 (FSA Insured)	14,720	16,232
5.75% 5/1/20 (FSA Insured)	8,000	8,813
5.75% 5/1/21 (FSA Insured)	3,845	4,233
5.75% 5/1/22 (FSA Insured)	1,000	1,098
5.75% 5/1/23 (FSA Insured)	3,000	3,293
5.75% 5/1/24 (FSA Insured)	3,000	3,280
5.75% 5/1/25 (FSA Insured)	3,400	3,703
5.75% 5/1/26 (FSA Insured)	5,200	5,641
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	9,800	10,952
Series A:
5% 2/15/47	14,500	14,813
5% 2/15/47	13,100	13,383
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	5,000	5,400
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,797
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,841
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev.: - continued
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,025
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,990	7,424
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	50	53
Series 2008 A1, 5.25% 8/15/27	9,940	11,356
Series 2008 D1, 5.125% 12/1/22	5,000	5,835
Series 2009 I-1, 5.625% 4/1/29	3,600	4,244
Series 2012 F, 5% 8/1/24	32,525	38,145
Series 2012 G1, 5% 4/1/27	19,380	22,361
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,206
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,885
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,866
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	3,300	3,327
Series 2003 A, 5.125% 6/15/34	13,800	13,912
Series 2003 E, 5% 6/15/34	11,120	11,591
Series 2007 DD:
4.75% 6/15/35	7,400	7,778
4.75% 6/15/36	2,900	3,041
Series 2009 A, 5.75% 6/15/40	1,500	1,738
Series 2009 EE, 5.25% 6/15/40	11,600	12,742
Series 2009 FF 2, 5.5% 6/15/40	17,800	19,998
Series 2011 EE, 5.375% 6/15/43	30,280	33,782
Series 2012 AA, 5% 6/15/44	11,900	12,836
Series 2012 CC, 5% 6/15/45	3,700	4,013
Series 2012 EE, 5.25% 6/15/30	28,100	32,731
Series GG, 5% 6/15/43	6,700	7,238
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,529
5.5% 7/15/38	1,600	1,755
5.625% 7/15/38	2,825	3,135
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S3:
5.25% 1/15/34	$ 24,000	$ 26,302
5.25% 1/15/39	3,400	3,669
5.375% 1/15/34	2,750	3,026
Series 2009 S4:
5.5% 1/15/39	8,800	9,681
5.75% 1/15/39	4,100	4,584
Series 2011 S2 A, 5% 7/15/40	17,200	18,619
New York City Transitional Fin. Auth. Rev.:
Series 2004 B:
5% 8/1/32	14,700	15,258
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100)	15	16
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,266
5% 2/1/31	3,410	3,499
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	90	94
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100)	1,880	2,003
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	6,000	6,063
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	12,948
5% 5/15/22	4,300	5,195
Series 2012 A:
4% 5/15/21	3,500	3,947
5% 5/15/23	5,600	6,657
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,913
Series 2009 A, 5% 2/15/39	4,000	4,323
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	4,945	5,115
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	3,353
5% 7/1/16	1,400	1,593
Series 2007 A, 5% 7/1/14	1,895	2,057
Series 2007 B, 5.25% 7/1/24	2,100	2,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 12,400	$ 13,707
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	8,041
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity)	690	756
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,071
Series 2010 A, 5% 7/1/26	4,000	4,284
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	12,858
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	28,500
Series 2010 D, 5.25% 11/15/40	6,600	7,206
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,624
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,094
5.25% 1/1/27	12,500	13,814
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	4,116
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	570
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	6,075	6,165
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,926
5.25% 6/1/22 (AMBAC Insured)	9,850	10,325
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	620	625
5.5% 6/1/19	4,050	4,282
Series 2003 B, 5.5% 6/1/18	6,775	6,829
Series 2003, 5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/1/12 @ 100)	1,380	1,392
Series 2003B 1C:
5.5% 6/1/19	10,800	11,418
5.5% 6/1/20	2,700	2,853
5.5% 6/1/20 (FGIC Insured)	5,050	5,336
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003B 1C:
5.5% 6/1/22	$ 10,065	$ 10,604
Series 2011:
5% 6/1/17	11,700	13,637
5% 6/1/17	10,700	12,471
		746,472
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	3,400	3,411
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	10,275	10,871
		14,282
North Carolina - 1.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,800	1,986
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (f)	1,200	1,391
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,057
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,753
5.25% 6/1/18 (AMBAC Insured)	1,620	1,747
5.25% 6/1/19 (AMBAC Insured)	1,540	1,656
5.25% 6/1/22 (AMBAC Insured)	1,620	1,726
5.25% 6/1/23 (AMBAC Insured)	1,620	1,721
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	3,600	3,972
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,300	12,267
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19 (Pre-Refunded to 2/1/14 @ 100)	2,945	3,192
5% 2/1/20 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,626
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,393
5% 10/1/21	5,690	6,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	$ 7,830	$ 8,363
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,488
Series 2010 B, 5% 1/1/20	6,700	7,955
		60,727
North Dakota - 0.5%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.):
Series 2008 D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000	5,146
Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,819
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,767
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,504
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,790
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	11,520	11,815
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,926
5.25% 7/1/15	1,300	1,426
		31,193
Ohio - 0.6%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	4,400	4,718
5% 6/1/17	5,045	5,416
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	795
5.25% 9/15/18 (FSA Insured)	1,360	1,545
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,613
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,228
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	$ 1,500	$ 1,625
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	8,500	9,644
		37,750
Oklahoma - 0.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,170
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,338
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,520
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000	1,121
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,897
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/14	645	676
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,919
		19,641
Oregon - 0.5%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,690
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,537
5.25% 6/1/24 (FSA Insured)	2,605	3,317
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,621
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,051
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,486
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,435
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,226
5.5% 6/15/21 (FSA Insured)	1,060	1,347
		28,710
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 1.4%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,000	$ 3,254
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,365	1,562
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,819
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,469
5.5% 3/1/25 (FSA Insured)	1,400	1,518
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	2,180	2,653
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	2,620	3,333
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,138
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,362
Series A:
6.1% 6/1/12 (AMBAC Insured)	1,050	1,059
6.125% 6/1/14 (AMBAC Insured)	5,230	5,755
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	1,370	1,566
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,353
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	4,027
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	13,680
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,120
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,111
Ninth Series, 5.25% 8/1/40	3,750	3,877
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,054
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,705
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,637
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,060
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,768
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,158
5% 6/1/23	2,500	2,863
		89,901
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,366
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,386
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,313
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	5,139
Series 2006 C, 5.25% 1/1/15 (f)	5,000	5,321
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	4,600	4,998
5.75%, tender 7/1/17 (c)	8,500	9,336
Series N:
5.5% 7/1/21	5,000	5,356
5.5% 7/1/22	3,250	3,467
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	20,300	3,939
Series 2009 A, 6% 8/1/42	7,600	8,505
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	466
		55,592
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/13 (FSA Insured)	4,000	4,156
(Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,622
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.: - continued
(Univ. of Rhode Island Univ. Revs. Proj.):
Series A:
5.25% 9/15/15 (AMBAC Insured)	$ 1,725	$ 1,886
5.25% 9/15/16 (AMBAC Insured)	1,815	1,974
5.25% 9/15/18 (AMBAC Insured)	1,005	1,082
		12,720
South Carolina - 1.4%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,419
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,648
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,246
5% 11/1/19	1,000	1,131
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,748
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	705	797
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,165
5.375% 1/1/23 (FSA Insured)	1,025	1,049
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,069
5% 4/1/24	4,000	4,078
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/18 (b)	5,000	6,045
5% 12/1/20 (b)	1,500	1,832
Series 2012 C:
5% 12/1/14 (b)	1,000	1,079
5% 12/1/14 (b)	2,000	2,209
5% 12/1/16 (b)	5,065	5,751
5% 12/1/16 (b)	2,000	2,340
5% 12/1/19 (b)	13,990	16,506
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,713
5.25% 1/1/39	2,800	3,120
Series 2004 A, 5% 1/1/39	7,600	7,891
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500	$ 2,885
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,410
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,621
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,120	1,133
		90,885
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,023
5% 9/1/28	3,000	3,142
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	270	277
		4,442
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,467
5% 12/15/12	4,500	4,638
5% 12/15/14	3,870	4,093
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	7,225
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31 (Pre-Refunded to 4/15/12 @ 101)	5,000	5,060
(Fort Sanders Alliance Proj.):
Series 1993, 5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,310	3,553
Series C, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,126
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,717
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (f)	$ 5,820	$ 6,603
5.75% 7/1/24 (f)	2,400	2,699
		50,181
Texas - 10.2%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,370
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,816
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,522
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,113
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	7,993
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,150
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,945
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	5,080
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,969
5.25% 2/15/42	5,000	5,486
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,589
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	221
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	5,100	5,314
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,895
5% 8/1/20 (AMBAC Insured)	1,780	1,963
Clint Independent School District 5.5% 8/15/20 (Pre-Refunded to 8/15/12 @ 100)	210	214
Coppell Independent School District 0% 8/15/20	2,000	1,633
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,902
5.25% 7/15/19 (FSA Insured)	4,000	4,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	$ 9,700	$ 9,305
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	21,000	22,969
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,383
Series A:
5% 11/1/42	14,800	15,590
5.25% 11/1/12 (f)	5,820	5,979
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (f)	2,665	2,844
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (f)	2,625	2,869
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (f)	4,325	4,667
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,211
Del Mar College District 5.25% 8/15/20 (Pre-Refunded to 8/15/13 @ 100)	2,960	3,161
DeSoto Independent School District 0% 8/15/20	3,335	2,723
Duncanville Independent School District 5.65% 2/15/28	30	31
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,682
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	2,093
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,414
Grand Prairie Independent School District 0% 2/15/16	3,775	3,621
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,640
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,751
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,387
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	1,989
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,036
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,620
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(f)	2,500	2,563
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,000	$ 10,781
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,498
Series 2008 B, 5.25% 8/15/47	25,440	27,343
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,015
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,931
5.25% 10/1/24	1,700	1,873
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	1,020	1,136
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,922
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (f)	3,000	3,345
5% 7/1/25 (f)	1,500	1,640
Series A:
5.625% 7/1/20 (Pre-Refunded to 7/1/12 @ 100) (f)	2,000	2,024
5.625% 7/1/21 (Pre-Refunded to 7/1/12 @ 100) (f)	3,350	3,391
Houston Independent School District:
Series 2005 A, 0% 2/15/16	5,500	5,276
0% 8/15/13	9,835	9,793
Humble Independent School District:
Series 2000:
0% 2/15/16	3,000	2,878
0% 2/15/17	3,480	3,258
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,204
Series 2009, 5% 2/15/34	4,300	4,785
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,370
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,851
Kermit Independent School District 5.25% 2/15/37	4,130	4,548
Kingsville Independent School District 5.25% 2/15/37	3,650	3,943
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	$ 8,615	$ 9,480
Little Elm Independent School District 5.5% 8/15/21	60	60
Lower Colorado River Auth. Rev.:
Series 2, 5.25% 5/15/18 (AMBAC Insured)	1,775	1,862
Series 2008, 5.75% 5/15/37	6,640	7,212
Series 2010, 5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	80	84
Series 2012-2, 5% 5/15/31 (AMBAC Insured)	925	926
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	5	5
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	10	11
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	10	11
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	5,495	5,568
Series C:
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	1,000	1,056
5.25% 5/15/19 (Pre-Refunded to 5/15/13 @ 100)	1,000	1,056
5.25% 5/15/20 (Pre-Refunded to 5/15/13 @ 100)	2,000	2,112
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,080
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	495	495
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,402
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,804
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,916
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,649
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,389
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	7,175	7,308
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	4,000	4,600
Series 2008 A:
6% 1/1/23	4,800	5,615
6% 1/1/24	2,000	2,319
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	$ 7,200	$ 7,026
Series 2009 A, 6.25% 1/1/39	10,200	11,416
Series 2011 A, 6% 9/1/41	6,200	7,308
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,048
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,435
5.375% 8/15/37	15,255	17,182
5.75% 8/15/29	280	284
5.75% 8/15/29 (Pre-Refunded to 8/15/12 @ 100)	970	990
Robstown Independent School District 5.25% 2/15/29 (Pre-Refunded to 2/15/14 @ 100)	3,165	3,453
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,594
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (f)	2,510	2,762
5% 7/1/17 (FSA Insured) (f)	2,765	3,104
5% 7/1/17 (FSA Insured) (f)	2,385	2,665
5.25% 7/1/19 (FSA Insured) (f)	2,635	2,908
5.25% 7/1/20 (FSA Insured) (f)	3,215	3,527
5.25% 7/1/20 (FSA Insured) (f)	2,775	3,031
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	2,590	2,927
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	366
San Antonio Wtr. Sys. Rev.:
Series 2002 A, 5% 5/15/32 (Pre-Refunded to 5/15/12 @ 100)	1,550	1,559
Series 2012:
5% 5/15/24	7,500	9,025
5% 5/15/25	10,000	11,902
5% 5/15/27	10,000	11,743
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,620	3,930
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,110
5.25% 2/15/22 (AMBAC Insured)	1,090	1,164
5.25% 2/15/30 (AMBAC Insured)	1,800	1,883
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	1,700	1,873
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	$ 6,900	$ 8,008
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,932
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,565
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,945
Series 2008, 4.75% 4/1/37	21,920	23,697
Series 2006 A, 5% 4/1/29	2,500	2,836
5.75% 8/1/26	3,320	3,330
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	17,461
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	5,993
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	7,300	8,305
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990, 0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,677
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	37,696
5.75% 8/15/38 (AMBAC Insured)	15,900	16,052
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/23	2,320	2,675
Texas Wtr. Dev. Board Rev.:
Series B, 5.375% 7/15/16	5,000	5,015
5.625% 7/15/21	1,315	1,319
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,513
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,068
Waller Independent School District 5.5% 2/15/37	4,920	5,426
Weatherford Independent School District 0% 2/15/33	6,985	3,082
White Settlement Independent School District:
5.75% 8/15/30 (Pre-Refunded to 8/15/12 @ 100)	2,890	2,949
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	2,860	2,918
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
White Settlement Independent School District: - continued
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	$ 140	$ 143
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,461
		637,771
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	9,205	9,238
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity)	1,505	1,602
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (Pre-Refunded to 4/1/13 @ 100)	3,590	3,769
5.25% 4/1/17 (Pre-Refunded to 4/1/13 @ 100)	4,335	4,551
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	3,031
5% 8/1/25	2,175	2,442
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,968
		34,601
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	7,120	7,146
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,284
		11,430
Virginia - 0.2%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds (King George Landfill, Inc. Proj.) Series 2003 A, 3.5%, tender 5/1/13 (c)(f)	4,050	4,127
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.) 6% 2/15/13 (AMBAC Insured)	1,460	1,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	$ 1,800	$ 1,944
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	3,700	3,900
		11,496
Washington - 3.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,796
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,260
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	2,430	2,623
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,632
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	20,000	20,268
Series 2012 A, 5% 7/1/21 (b)	20,000	24,472
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,590	1,720
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,760	1,874
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,055	2,171
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,854
5.25% 12/1/36 (FSA Insured)	9,180	9,780
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750	5,006
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,384
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	22,700	25,385
Series 2009, 5.25% 1/1/42	2,600	2,863
Series 2010, 5% 1/1/50	6,500	6,990
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	$ 4,000	$ 4,580
Port of Seattle Rev. Series D:
5.75% 11/1/13 (Pre-Refunded to 11/1/12 @ 100) (f)	1,500	1,545
5.75% 11/1/14 (Pre-Refunded to 11/1/12 @ 100) (f)	3,055	3,146
5.75% 11/1/16 (Pre-Refunded to 11/1/12 @ 100) (f)	2,250	2,317
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,875	2,103
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,144
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,139
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	2,975	3,398
Series B, 5% 7/1/28	395	431
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,582
0% 7/1/19 (Escrowed to Maturity)	9,100	7,952
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	6,015
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	10,994
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,457
5.25% 8/15/20	2,000	2,274
(Providence Health Systems Proj.) Series 2006 D, 5.25% 10/1/33	2,000	2,196
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	8,405
5.7% 7/1/38	11,300	12,064
7% 7/1/39	3,000	3,326
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series A, 0% 7/1/12	4,000	3,990
		213,136
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	$ 700	$ 754
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,785
		3,539
Wisconsin - 0.4%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100)	2,270	2,296
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,436
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	2,375	2,475
5.75% 7/1/30	2,655	2,927
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,269
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,639
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,307
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,546
5.5% 8/15/16	975	1,013
		25,908
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,473
TOTAL MUNICIPAL BONDS (Cost $5,638,610)		6,003,883
Money Market Funds - 1.2%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.20% (d)(e) (Cost $74,201)	74,210,000	$ 74,210
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $5,712,811)		6,078,098
NET OTHER ASSETS (LIABILITIES) - 3.0%		188,563
NET ASSETS - 100%		$ 6,266,661
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,836,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,663
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 17
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 6,003,883	$ -	$ 6,003,883	$ -
Money Market Funds	74,215	74,215	-	-
Total Investments in Securities:	$ 6,078,098	$ 74,215	$ 6,003,883	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $5,712,246,000. Net unrealized appreciation aggregated $365,852,000, of which $378,738,000 related to appreciated investment securities and $12,886,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

March 31, 2012

1.814656.107

OFR-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,575,280
Ohio - 93.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,580,040
5% 1/1/15	1,275,000	1,366,265
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	456,720
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,602,661
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Pre-Refunded to 12/1/12 @ 100)	1,630,000	1,683,904
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,453,550
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,285,922
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,358,080
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,118,458
5% 12/1/37	1,095,000	1,174,267
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,445,638
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,115,200
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	3,002,552
5% 6/1/17	2,865,000	3,075,864
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,321,399
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,440,461
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,000,000	5,827,800
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,000,000	3,152,550
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,701,163
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,185,398
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,030,000	$ 1,105,108
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915,000	2,081,528
Cincinnati City School District 5.25% 12/1/18 (FGIC Insured)	3,000,000	3,634,050
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,089,720
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	533,685
5% 12/1/20	1,240,000	1,449,076
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,750,000	1,960,438
Series B, 5% 12/1/32	6,500,000	7,086,820
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,828,160
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,291,169
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,347,230
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,419,790
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,205,375
Cleveland Muni. School District Series 2004:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,395,633
5.25% 12/1/19 (FSA Insured)	1,045,000	1,121,651
5.25% 12/1/23 (FSA Insured)	1,000,000	1,056,960
Cleveland Parking Facilities Rev.:
5.25% 9/15/17 (Escrowed to Maturity)	1,440,000	1,763,654
5.25% 9/15/17 (FSA Insured)	3,040,000	3,438,422
Cleveland Pub. Pwr. Sys. Rev. Series 2010:
5% 11/15/15	2,335,000	2,586,620
5% 11/15/16	1,820,000	2,056,891
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,571,548
Series 2004, 5% 6/1/34 (FGIC Insured)	4,750,000	4,844,098
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.) Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,784
Series 2007 O, 5% 1/1/37	3,200,000	3,399,264
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	5,000,000	5,769,800
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.): - continued
Series 2009 B:
5% 12/1/26	$ 1,805,000	$ 2,034,506
5% 12/1/28	3,105,000	3,466,174
5% 12/1/29	1,000,000	1,112,030
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,684,044
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,284,370
5% 8/1/27	1,200,000	1,334,376
Cuyahoga County Gen. Oblig. Series A, 0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,396,626
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,110,692
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,076,391
Dublin City School District 5% 12/1/21	1,200,000	1,397,316
Erie County Gen. Oblig. 5.5% 12/1/18 (Pre-Refunded to 6/1/14 @ 100)	1,265,000	1,402,341
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	600,000	658,872
Fairless Local School District 5% 12/1/32 (Pre-Refunded to 12/1/14 @ 100)	3,300,000	3,691,644
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,512,951
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,227,679
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,098,360
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,377,750
Series A:
5% 11/1/15	260,000	290,979
5% 11/1/16	265,000	301,204
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	1,845,000	1,847,066
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	2,050,000	2,055,884
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,095,160
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,985,000	$ 2,121,012
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,148,423
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,323,743
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,202,964
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,190,653
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,948,366
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,706,443
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,830,731
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,384,175
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,703,175
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,293,720
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,367,627
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,032,530
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,656,452
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,131,370
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,626,855
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,403,226
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,540,308
Kent State Univ. Revs. Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,474,330
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs. Series 2009 B: - continued
5% 5/1/28 (Assured Guaranty Corp. Insured)	$ 5,000,000	$ 5,417,400
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,078,950
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,198,725
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,499,371
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,193,158
5% 8/15/15	1,160,000	1,242,499
5% 8/15/16	1,260,000	1,375,794
5% 8/15/17	1,000,000	1,090,610
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,415,565
0% 12/1/16 (FSA Insured)	1,200,000	1,102,884
Licking Heights Local School District:
5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,604,190
5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 6/1/15 @ 100)	2,245,000	2,548,277
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,211,658
5% 11/15/38	1,090,000	1,121,457
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,344,124
Series 2011 D, 5% 11/15/25	5,000,000	5,690,800
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,191,730
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,222,480
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	119,723
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	88,323
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	25,000	25,840
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,437,820
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,571,605
Middleburg Heights Hosp. Rev. Series 2011, 5.25% 8/1/41	3,000,000	3,125,520
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,434,950
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	$ 2,500,000	$ 2,972,775
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	5,185,100
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,139,800
Bonds (Catholic Health Initiatives Proj.) Series 2008 D2, 5.25%, tender 11/12/13 (b)	2,000,000	2,148,360
Series A, 6.25% 11/15/39	2,250,000	2,409,570
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (Pre-Refunded to 11/15/12 @ 100)	2,200,000	2,269,520
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,341,907
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,357,350
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	520,115
Ohio Air Quality Dev. Auth. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	2,000,000	2,059,680
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,013,267
Series 2010 A, 5% 10/1/24	6,030,000	6,821,920
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,335,428
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	566,620
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20 (Pre-Refunded to 11/1/12 @ 100)	7,020,000	7,224,844
Series 2005 B, 5% 5/1/16	1,000,000	1,157,590
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	2,026,213
Series D, 5% 3/1/24	3,415,000	3,657,738
Series 2006 D, 5% 9/15/20	5,000,000	5,686,800
Series 2008 A:
5.375% 9/1/23	1,165,000	1,366,044
5.375% 9/1/28	7,210,000	8,324,657
Series 2011 A, 5% 9/15/21	6,450,000	7,908,861
Series 2012 A, 5% 2/1/27 (a)	5,000,000	5,746,550
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,869,365
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Case Western Reserve Univ. Proj.):
Series 1994:
6.125% 10/1/15	$ 2,000,000	$ 2,320,920
6.25% 10/1/16	2,500,000	3,010,325
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,758,786
5.5% 1/1/43	3,500,000	3,790,990
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,100,810
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,911,893
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	4,077,480
Series 2010 A, 5.25% 1/15/23	2,500,000	2,783,000
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,349,416
Series 2009, 5.5% 12/1/36	5,000,000	5,376,850
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,692,720
Series 2011 A, 5% 1/1/32	3,500,000	3,761,205
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,295,178
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (c)	3,000,000	3,021,360
Ohio State Univ. Gen. Receipts:
Series 2008 A, 5% 12/1/26	2,225,000	2,524,730
Series B, 5.25% 6/1/16	915,000	962,058
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,699,060
Series 2010 A, 5% 2/15/31	5,000,000	5,497,050
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Pre-Refunded to 6/1/14 @ 100)	1,980,000	2,173,723
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,277,156
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,760,011
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,000,000	1,134,590
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2004, 5% 12/1/17	80,000	87,102
Series 2005:
5.25% 6/1/18	2,610,000	3,204,323
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
(Drinking Wtr. Fund Prog.):
5.25% 12/1/18	$ 2,610,000	$ 3,231,676
(Fresh Wtr. Impt. Proj.):
Series 2005, 5.5% 6/1/17	4,710,000	5,741,113
Series 2009 B, 5% 12/1/24	1,025,000	1,285,084
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,850,113
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,444,169
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	1,110,000	1,234,709
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,355,100
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,379,565
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,270,340
5% 6/1/30	1,000,000	1,130,790
Series 2010, 5% 12/1/22	3,000,000	3,588,960
Series 2005 B, 0% 12/1/14	1,500,000	1,461,900
5% 6/1/18 (Pre-Refunded to 6/1/14 @ 100)	425,000	467,067
5% 6/1/18 (Pre-Refunded to 6/1/14 @ 100)	1,575,000	1,727,303
5.25% 12/1/19	1,975,000	2,473,194
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,309,688
5% 12/1/36	2,700,000	2,896,209
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,892,662
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940,000	2,078,652
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,127,313
0% 12/1/17	1,250,000	1,089,100
5% 12/1/32	1,500,000	1,623,615
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,148,390
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,301,843
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,814,552
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	$ 3,000,000	$ 3,005,370
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,479,668
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,300,360
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	509,814
5% 12/1/35 (FSA Insured)	2,500,000	2,639,325
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,928,119
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,745,345
5.25% 12/1/21	1,740,000	1,842,608
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,539,961
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,192,400
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,098,620
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,177,577
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,715,740
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,257,760
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,439,760
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,557,753
5% 6/1/19 (AMBAC Insured)	1,520,000	1,636,250
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,129,650
5% 6/1/23 (FSA Insured)	2,000,000	2,240,020
5% 6/1/24 (FSA Insured)	2,000,000	2,224,500
Series 2010 F, 5% 6/1/32	2,000,000	2,206,620
Series 2012 A:
5% 6/1/22	2,000,000	2,396,400
5% 6/1/23	2,000,000	2,365,260
Vandalia-Butler City School District Series 2010, 5% 12/1/38	2,170,000	2,363,803
Warren County Gen. Oblig. 6.1% 12/1/12	85,000	88,297
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,060,000	$ 1,069,667
Wright State Univ. Gen. Receipts:
Series 2011 A, 5% 5/1/23	2,665,000	2,971,262
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,456,964
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,517,717
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,589,841
		540,591,685
Puerto Rico - 2.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A:
5.25% 7/1/42	1,500,000	1,477,515
5.75% 7/1/37	1,900,000	1,965,208
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,014,182
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,484,249
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	1,098,300
Series G, 5.25% 7/1/13	1,000,000	1,009,370
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	9,300,000	1,804,758
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	169,587
0% 8/1/47 (AMBAC Insured)	1,000,000	136,860
Series 2009 A, 6% 8/1/42	1,000,000	1,119,110
Series 2010 C, 6% 8/1/39	1,800,000	2,029,572
		14,308,711
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,080,640
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6.75% 10/1/37	$ 1,000,000	$ 1,118,820
Series 2009 B, 5% 10/1/25	1,000,000	1,047,030
		3,246,490
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $526,265,502)	559,722,166
NET OTHER ASSETS (LIABILITIES) - 3.7%	21,415,093
NET ASSETS - 100%	$ 581,137,259
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $526,279,561. Net unrealized appreciation aggregated $33,442,605, of which $34,036,441 related to appreciated investment securities and $593,836 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

March 31, 2012

1.814657.107

PFL-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,425,000	$ 1,518,053
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,006,090
Series 2010 D, 5% 1/1/30	3,500,000	3,796,310
		8,320,453
Pennsylvania - 96.5%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,104,860
Allegheny County:
Series C-55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,622,385
Series C-62, 5% 11/1/29	1,420,000	1,500,557
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,760,383
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,183,540
Allegheny County Higher Ed. Bldg. Auth. Series 2012 A, 5% 3/1/24	4,000,000	4,760,560
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,775,531
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,289,460
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,264,140
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,139,836
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,829,483
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,639,725
6% 3/1/31 (FSA Insured)	1,975,000	2,147,971
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,571,380
Bethel Park School District Series 2009, 5% 8/1/29	3,000,000	3,379,200
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	275,548
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 1,870,000	$ 1,872,786
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	1,991,632
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,203,780
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,538,775
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,463,650
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,527,550
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,186,540
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,332,180
Chambersburg Area School District Series 2007:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,167,000
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,160,880
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,871,368
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,341,490
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,549,143
Delaware County Auth. Univ. Rev. Series 2010, 5.25% 12/1/31	2,450,000	2,711,440
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,171,776
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22	1,000,000	1,268,820
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	10,214,330
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100)	2,750,000	3,567,878
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,300,723
7.75% 4/1/25 (FSA Insured)	395,000	480,703
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	480,000	610,584
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	$ 1,750,000	$ 1,866,953
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,894,148
5.375% 7/1/42	1,130,000	1,177,618
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100)	1,655,000	1,655,000
Harrisburg Auth. Wtr. Rev. Series 2001 A, 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	575,000	576,392
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	730,260
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,146,430
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,709,100
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,885,070
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,374,075
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,430,057
Monroe County Hosp. Auth. Rev. (Ponco Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32 (a)	1,400,000	1,445,696
5% 1/1/41 (a)	1,750,000	1,775,498
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,239,480
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,150,610
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	938,664
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	557,070
5% 2/15/34	2,250,000	2,496,263
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,074,412
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,380,780
5.25% 8/15/18	1,450,000	1,598,799
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	$ 1,790,000	$ 1,957,938
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,979,720
5% 3/1/25	3,255,000	3,654,942
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds:
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	3,100,000	3,122,165
(PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (b)	2,000,000	2,070,920
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,142,740
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.7%, tender 4/2/12 (b)	2,500,000	2,500,000
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	11,261,561
First Series 2008, 5% 5/15/27	805,000	899,539
First Series 2009, 5% 3/15/27	3,000,000	3,481,770
First Series 2011, 5% 11/15/25	11,140,000	13,306,836
First Series of 2011, 5% 11/15/24	5,000,000	6,019,550
Second Series 2007 A, 5% 8/1/25	2,500,000	2,828,375
Second Series 2009:
5% 4/15/25	500,000	587,525
5% 4/15/28	5,000,000	5,783,850
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,514,700
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17	3,000,000	3,332,700
Series 2009 A, 5.25% 8/15/22	2,655,000	3,026,275
Series 2011 A, 5.75% 8/15/41	4,980,000	5,629,890
Series 2010 E, 5% 5/15/31	2,500,000	2,678,825
Series 2010:
5% 9/1/30	1,150,000	1,299,707
5% 9/1/31	1,025,000	1,153,607
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,056,569
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101)	45,000	46,023
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	$ 1,550,000	$ 1,680,572
Series 2008 A, 5% 8/15/29	3,945,000	4,341,709
Series 2010:
5% 3/1/22	2,640,000	3,140,069
5% 3/1/40	3,635,000	3,969,347
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,270,660
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	3,146,674
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,608,243
5% 12/1/25 (AMBAC Insured)	7,345,000	8,136,203
5% 12/1/26 (AMBAC Insured)	3,500,000	3,860,920
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,322,160
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,278,460
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,557,030
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,596,060
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,054,970
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,050,120
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,780,784
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,840,432
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,903,482
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,539,632
Ninth Series, 5.25% 8/1/40	5,595,000	5,785,118
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,335,581
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,491,400
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,034,504
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,366,520
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	$ 2,500,000	$ 2,709,500
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,820,200
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,019,960
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,061,414
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,299,077
Series 2010 C, 5% 9/1/21	4,000,000	4,501,880
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,216,880
Series 2011 A, 5% 1/1/41	2,715,000	2,856,126
Series A:
5% 11/1/31 (FGIC Insured)	400,000	402,600
5.375% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	3,000,000	3,089,700
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,237,640
5.25% 9/1/16 (FSA Insured)	3,000,000	3,418,920
Series 2012 A, 5% 9/1/22	2,000,000	2,287,920
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured) (a)	4,000,000	4,811,360
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity)	3,435,000	3,604,036
6.5% 9/1/13 (FGIC Insured)	3,435,000	3,571,747
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	1,061,710
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,883,800
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,699,770
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,138,310
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,940,856
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
State Pub. School Bldg. Auth. College Rev.: - continued
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/28 (FSA Insured)	$ 1,000,000	$ 1,088,840
Unionville-Chadds Ford School District Gen. Oblig. Series 2009 A, 5% 6/1/32	3,000,000	3,396,210
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,247,180
Series 2000 C, 5% 9/15/35	2,000,000	2,192,400
Series 2007 B, 5.25% 9/15/28	2,500,000	2,869,275
Series 2009 A, 5% 9/15/16	1,150,000	1,350,687
Series 2009 B:
5% 9/15/28	2,000,000	2,259,840
5.5% 9/15/24	5,250,000	6,259,733
West Shore Area Auth. Hosp. Series 2011 B, 5.75% 1/1/41	1,500,000	1,623,075
Westmoreland County Gen. Oblig. Series 1992, 0% 8/1/15 (Escrowed to Maturity)	4,290,000	4,140,451
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	4,365,000	4,615,245
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,047,700
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,932,850
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	4,590,306
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,337,075
York City Swr. Auth. Swr. Rev. Series 1990, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,196,212
		420,086,824
Puerto Rico - 0.5%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,019,270
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	$ 500,000	$ 527,175
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/39	3,000,000	658,020
		2,204,465
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $405,901,973)	430,611,742
NET OTHER ASSETS (LIABILITIES) - 1.1%	4,679,356
NET ASSETS - 100%	$ 435,291,098
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs below, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $405,901,825. Net unrealized appreciation aggregated $24,709,917, of which $25,138,798 related to appreciated investment securities and $428,881 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Intermediate
Municipal Income Fund

March 31, 2012

1.814658.107

STM-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 85.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,012
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	4,000	4,021
Jefferson County Swr. Rev. Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100)	2,070	2,099
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2007 B, 4.875%, tender 3/19/13 (b)	2,615	2,720
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12 (Escrowed to Maturity)	750	774
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,242
		11,868
Arizona - 3.3%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,424
5% 10/1/16 (FSA Insured)	13,000	14,757
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,068
Series 2008 D:
5% 1/1/13	3,250	3,360
5% 1/1/14	2,000	2,141
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	7,034
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,120
Series 2008:
5.5% 9/1/13	18,780	20,030
5.5% 9/1/16	1,385	1,589
Series A, 5% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,280	3,340
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,217
5% 10/1/20	5,180	6,288
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,493
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	5,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	$ 12,085	$ 13,463
5% 7/1/18	5,200	5,816
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2003 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750	758
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,622
Series 2009 B, 5% 7/1/16	5,090	5,915
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/19	3,000	3,540
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,392
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,645	1,741
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,368
5% 7/1/17	3,315	3,678
5% 7/1/18	3,365	3,737
		141,119
California - 11.3%
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13 (a)	3,000	3,091
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,023
Series 2010 L, 5% 5/1/17	12,000	14,252
Series 2010 M, 5% 5/1/16	8,000	9,285
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,455
Series 2004 A, 5.25% 7/1/12	6,010	6,083
Series 2009 A:
5% 7/1/15	3,660	4,001
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,800
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,258
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,330
5.25% 7/1/14	1,780	1,964
5.25% 7/1/14 (Escrowed to Maturity)	520	576
California Gen. Oblig.:
5% 9/1/12	1,700	1,733
5% 10/1/12	12,600	12,889
5% 11/1/13	9,060	9,700
5% 9/1/18	7,500	8,862
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 9/1/19	$ 20,000	$ 23,644
5% 9/1/20	20,000	23,505
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,495	2,738
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,161
(Sutter Health Proj.) Series 2008 A, 5% 8/15/12	1,325	1,347
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,130
Series 2009 F, 5%, tender 7/1/14 (b)	3,200	3,454
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,706
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.) Series 2007 A3, 2.25%, tender 4/1/12 (b)	6,500	6,500
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	37,525
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.7%, tender 5/1/12 (b)(e)	6,200	6,200
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	2,395
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,022
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,141
5% 10/1/19	1,490	1,695
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,481
5% 10/1/19	5,000	5,684
5% 10/1/20	2,525	2,865
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21 (a)	1,000	1,120
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,672
Series 2009 J, 5% 11/1/17	2,300	2,631
Series 2010 A:
5% 3/1/16	2,000	2,236
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2010 A:
5% 3/1/17	$ 5,405	$ 6,122
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,431
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,042
5% 6/15/13	16,650	17,545
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.54%, tender 7/1/14 (b)	60,000	60,020
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,120
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	3,030	3,216
Series 2007 A1, 5% 6/1/12	2,570	2,581
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,395
Series 2009 B, 5% 7/1/17	12,905	15,418
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,719
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	25,341
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	11,361
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,266
5% 12/1/17	9,790	11,019
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,811
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,461
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,500	2,590
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,075
5% 7/1/14	1,120	1,214
5% 7/1/15	2,170	2,420
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	$ 2,000	$ 2,164
5% 7/1/18	2,000	2,339
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	6,729
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,819
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,076
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,993
5% 8/1/18	8,000	8,930
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,066
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,695
5% 5/15/15	1,845	2,082
Series 2009 B, 5% 5/15/14	7,000	7,641
		482,855
Colorado - 0.2%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 F:
5% 11/15/12	380	391
5% 11/15/12 (Escrowed to Maturity)	845	870
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,640
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	592
		6,493
Connecticut - 2.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds:
(Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (b)(e)	27,000	27,000
Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,300	4,304
Connecticut Gen. Oblig. (Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Ed. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	$ 2,700	$ 2,683
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,630
Series 2009 1:
5% 2/1/14	2,500	2,708
5% 2/1/15	11,995	13,453
Series 2011 A, 5% 12/1/18	5,575	6,764
Connecticut Transmission Muni. Elec. Energy Bonds Series 2011 A, 0.95%, tender 5/15/12 (b)	5,900	5,901
Hartford Gen. Oblig. Series A, 5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,018
		101,485
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series 2001 C, 0.75%, tender 6/1/12 (b)	7,000	7,003
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,087
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,592
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,926
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,642
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,479
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,091
		25,817
Florida - 6.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,295
5% 12/1/15	4,395	4,804
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,090
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2010 A3, 1.94% 6/1/13 (b)	$ 4,800	$ 4,827
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,552
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,208
Series 2011:
4% 12/1/16	1,265	1,409
5% 12/1/17	1,685	1,969
5% 12/1/18	685	809
5% 12/1/19	1,820	2,159
5% 12/1/20	1,000	1,188
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,471
5% 10/1/16	1,530	1,713
5% 10/1/17	1,455	1,645
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,589
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 1.75%, tender 6/15/12 (b)	1,500	1,503
Escambia County Solid Waste Disp. Rev. Bonds:
(Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,901
Series 2009, 2%, tender 4/3/12 (b)	4,300	4,300
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,383
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,363
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,400
Series 2009 D, 5.5% 6/1/16	7,910	9,370
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,624
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	22,159
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,021
5% 10/1/20	1,000	1,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	$ 2,345	$ 2,644
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	16,650	16,877
Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,082
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,322
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,846
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,122
5% 9/1/17	1,000	1,170
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B, 5% 10/1/12	7,350	7,522
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,333
Kissimmee Util. Auth. Elec. Sys. Rev.:
Series 2003:
5.25% 10/1/14	775	851
5.25% 10/1/15	3,525	3,981
Series 2011, 2% 10/1/12	2,195	2,212
Lakeland Hosp. Sys. Rev. Series 2011, 3% 11/15/12	1,000	1,009
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	1,980
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,800
Miami-Dade County Pub. Facilities Rev.:
(Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,102
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,188
Series 2005 B, 5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,270	1,278
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,366
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,127
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,451
5% 10/1/16	1,000	1,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	$ 2,500	$ 2,607
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,045
5% 11/1/15 (FSA Insured)	1,825	2,037
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,576
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,775
Series 2010 C, 5% 10/1/17	1,895	2,238
Series 2011 B:
5% 10/1/18	2,250	2,686
5% 10/1/19	2,325	2,769
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	4,988
5% 10/1/19 (e)	2,025	2,252
5% 10/1/18 (e)	2,745	3,058
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,210
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,619
5% 7/1/14	2,000	2,159
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,675
Series 2011, 5% 10/1/19	5,590	6,817
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,872
5% 11/15/17	1,500	1,752
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,146
5% 10/1/15 (FSA Insured) (e)	2,920	3,192
5% 10/1/16 (FSA Insured) (e)	6,000	6,666
5% 10/1/17 (FSA Insured) (e)	5,000	5,605
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,314
		296,710
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.3%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	$ 5,000	$ 5,072
Atlanta Arpt. Rev. Series 2011 B, 5% 1/1/13 (e)	1,000	1,032
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,000	8,214
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,450	3,468
1.2%, tender 4/1/14 (b)	4,800	4,825
Series 2008, 0.8%, tender 6/21/12 (b)	13,855	13,860
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2008 D, 6.75%, tender 4/1/12 (b)	7,600	7,600
Series 2011 A, 2.5%, tender 3/1/13 (b)	3,500	3,551
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,595
5% 11/1/13	7,550	8,070
5% 11/1/14	7,490	8,138
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,806
5% 1/1/20	4,000	4,837
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,162
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,210
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	11,500	11,666
Muni. Elec. Auth. of Georgia:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,363
(Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,066
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,292
Series 2008 D:
5.75% 1/1/19	14,890	17,956
5.75% 1/1/20	3,555	4,280
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/12	1,000	1,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	$ 1,305	$ 1,390
5% 1/1/15	1,040	1,132
5% 1/1/16	2,415	2,649
5% 1/1/18	1,530	1,702
		139,956
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	4,337
Series 2011, 5% 7/1/19 (e)	4,000	4,520
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,891
5% 6/1/16 (Escrowed to Maturity)	2,895	3,384
Series DY:
5% 2/1/15	3,500	3,927
5% 2/1/16	4,000	4,609
		29,668
Illinois - 7.3%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,748
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,721
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,424
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,559
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	7,963
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,331
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,913
Series B:
5% 1/1/17 (FSA Insured)	5,115	5,693
5.125% 1/1/15 (AMBAC Insured)	3,995	4,278
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100)	2,850	2,886
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	$ 5,000	$ 5,426
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/13 (FSA Insured)	4,000	4,138
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,130
Series 2010 E:
5% 1/1/15 (e)	4,000	4,352
5% 1/1/16 (e)	1,500	1,661
Series 2011 B, 5% 1/1/18	6,500	7,435
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,963
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,940
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,316
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	493
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,932
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,764
Series 2010, 2.125%, tender 7/1/14 (b)	11,500	11,589
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,446
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	610
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,768
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	757
5% 7/1/13	415	434
5% 7/1/15	1,000	1,106
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,285
5% 5/15/17	3,520	3,949
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,080
5% 5/1/14	2,000	2,134
5.75% 5/1/19	2,650	3,077
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,075	$ 3,391
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,887
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,011
Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,292
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,504
Series 1, 5.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,865	2,908
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,588
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,686
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	4,012
Series 2004 B, 5% 3/1/14	15,500	16,632
Series 2004, 5% 11/1/16	11,000	12,323
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,210
5% 4/1/17 (AMBAC Insured)	8,050	8,755
Series 2007 A, 5.5% 6/1/15	1,000	1,122
Series 2007 B, 5% 1/1/17	9,835	11,012
Series 2009 A, 3.5% 9/1/13	3,000	3,110
Series 2010:
4% 1/1/13	3,695	3,784
5% 1/1/15 (FSA Insured)	20,000	21,901
Series 2012:
4% 3/1/14	5,000	5,271
5% 3/1/13	5,000	5,193
5% 3/1/19	5,500	6,193
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,458
5% 5/15/16 (FSA Insured)	2,325	2,577
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,420
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	$ 5,000	$ 5,580
4.5% 6/15/17	6,075	6,863
Series 2010, 5% 6/15/15	8,800	9,943
Series 2011, 4% 6/15/13	2,600	2,710
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	561
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,401
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,404
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,631
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,495
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	661
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,273
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,003
0% 11/1/14 (FSA Insured)	875	845
0% 11/1/16 (Escrowed to Maturity)	740	699
0% 11/1/16 (FSA Insured)	2,235	2,043
		312,653
Indiana - 2.0%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,204
Indiana Fin. Auth. Hosp. Rev.:
(Jackson County Schneck Memorial Hosp. Proj.) Series 2010, 5% 2/15/18	1,475	1,595
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,772
5% 5/1/15	6,420	7,101
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,385
5% 12/1/15	2,135	2,435
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	$ 8,025	$ 8,913
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,703
Series 2010 A, 5% 2/1/17	2,800	3,305
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,444
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	3,400	3,442
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,186
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,726
5% 1/1/20	1,250	1,471
Indiana Port Commission Port Rev. (Cargill, Inc. Proj.) 4.1% 5/1/12	4,100	4,111
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100)	5,000	5,064
Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	576
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,667
5% 10/1/17	5,000	5,757
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,127
Logansport High School Bldg. Corp. Series 2005, 5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,090
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,605
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	575
5% 7/1/15	315	360
5% 7/1/16	500	585
Series Z-1:
5% 7/1/16	1,215	1,416
5% 7/1/17	1,000	1,195
5% 7/1/18	1,500	1,821
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	$ 1,985	$ 2,160
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,117
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,324
		85,232
Iowa - 0.1%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,401
5% 7/1/16	1,335	1,498
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,891
		5,790
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	635
5% 11/15/15	625	706
5% 11/15/16	875	1,002
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	698
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,163
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,601
5% 11/15/15	6,245	6,879
5% 11/15/16	5,410	6,021
Series 2011 IV A:
5% 11/15/18	2,250	2,581
5% 11/15/20	2,745	3,117
		26,403
Kentucky - 1.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	788
4% 2/1/15	1,495	1,597
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,246
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	$ 4,000	$ 4,464
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	513
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.6%, tender 6/1/12 (b)(e)	4,105	4,105
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,924
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A:
1.65%, tender 4/3/17 (a)(b)	6,000	6,023
1.9%, tender 4/2/12 (b)	10,900	10,900
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,488
Series 2007 B, 1.9%, tender 6/1/12 (b)	12,050	12,074
		52,122
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,671
5% 7/1/16	2,000	2,245
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,065
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,098
		10,079
Maryland - 1.1%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	19,105
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,514
5% 7/1/14	3,500	3,760
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,486
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	$ 1,725	$ 1,929
Series 2011 A, 5% 7/1/20	16,000	19,473
		49,267
Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,094
5% 5/15/16	4,400	5,137
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,821
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,635
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,643
4% 7/1/16	1,000	1,121
5% 7/1/13	1,000	1,058
Series Q2:
4% 7/1/15	1,170	1,281
4% 7/1/16	1,000	1,121
5% 7/1/13	1,100	1,163
5% 7/1/14	1,080	1,178
5% 7/1/17	1,370	1,624
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,631
5% 1/1/16	1,300	1,417
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	8,100	8,325
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,495	2,568
Series 2004 B, 5.25% 8/1/20	12,700	15,873
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	7,000	7,313
(Northeastern Univ. Proj.) Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,200	1,202
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A: - continued
5% 12/15/13 (FSA Insured)	$ 4,325	$ 4,667
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,948
		83,231
Michigan - 2.7%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,596
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,253
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,276
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,835
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,011
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,304
5% 5/1/20	2,000	2,299
5% 5/1/21	1,810	2,077
Detroit Swr. Disp. Rev. Series 2006 D, 0.989% 7/1/32 (b)	4,075	2,861
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	2,976
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,309
5% 5/1/13 (FSA Insured)	1,305	1,363
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,503
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,082
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,442
5% 11/15/19	1,000	1,156
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,343
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,490
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	675	698
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	$ 4,160	$ 4,521
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	11,291
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,713
5% 10/1/15	1,750	2,006
5% 10/1/15	3,250	3,725
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,722
5% 5/1/14	2,140	2,305
5% 5/1/15	1,845	2,045
5% 5/1/16	1,865	2,111
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,014
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101)	2,260	2,304
Royal Oak City School District 5% 5/1/12	2,000	2,007
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,238
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (e)	1,400	1,540
Series 2011 A, 5% 12/1/19 (e)	22,700	24,985
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,562
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,354
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,715
		117,032
Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,033
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,428
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,464
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,108
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,140
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	5,900	6,690
		14,496
Mississippi - 0.1%
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,898
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2011 B, 3% 7/1/12	1,000	1,004
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Series C:
4% 1/1/15	2,360	2,568
4% 1/1/16	2,195	2,427
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,251
		9,246
Nevada - 1.7%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	3,147
5% 7/1/15	3,500	3,874
Series A1, 5% 7/1/12 (AMBAC Insured) (e)	2,000	2,021
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,121
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,092
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,300
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,940
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	3,087
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,495
Series 2012 B, 5% 8/1/20	2,230	2,678
		74,755
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17 (a)	$ 3,000	$ 3,365
5% 2/1/18 (a)	2,500	2,830
		7,255
New Jersey - 2.0%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	823
Series 2009 A:
5% 6/15/15	11,285	12,551
5% 6/15/16	6,500	7,348
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	7,000	7,645
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,158
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,990
Series 2005 O, 5% 3/1/20	6,350	6,974
Series 2008 W, 5% 3/1/15	10,400	11,589
Series 2009 BB, 5% 9/1/15	3,390	3,836
Series 2011 EE, 5% 9/1/20	5,000	5,856
New Jersey Gen. Oblig. Series H, 5.25% 7/1/15 (FSA Insured)	5,000	5,717
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	5,004
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,315	3,790
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,951
Series 2003 B. 5.25% 12/15/19	3,000	3,616
		83,848
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,789
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,644
Series 2010 A1:
4% 12/1/15	3,700	4,021
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation: - continued
Series 2010 A1:
4% 12/1/16	$ 6,750	$ 7,404
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,276
		47,134
New York - 13.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,030
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,254
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	730
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	5,000	5,599
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	6,021
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,019
Series 2005 D, 5% 8/1/12 (Escrowed to Maturity)	4,925	5,002
Series 2005 F1, 5% 9/1/15	3,560	4,058
Series 2008 E, 5% 8/1/12	5,000	5,078
Series 2010 C, 5% 8/1/13	7,000	7,434
Series B:
5% 8/1/14	10,000	11,019
5% 8/1/15	10,000	11,368
Series C:
5% 8/1/12	14,450	14,677
5% 8/1/12 (Escrowed to Maturity)	5,320	5,403
Series G:
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,805	3,871
5.625% 8/1/13 (Pre-Refunded to 8/1/12 @ 100)	1,270	1,292
Series K:
5% 8/1/12	2,335	2,372
5% 8/1/12 (Escrowed to Maturity)	2,025	2,057
Series O:
5% 6/1/12	1,745	1,758
5% 6/1/12 (Escrowed to Maturity)	5,780	5,824
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2007 C1, 5% 11/1/15	$ 10,000	$ 11,512
Series 2010 B:
5% 11/1/17	30,000	36,022
5% 11/1/20	5,950	7,231
Series 2010 D:
5% 11/1/15	8,300	9,555
5% 11/1/17	10,115	12,145
Series 2012 A:
5% 11/1/17	7,000	8,405
5% 11/1/20	4,500	5,507
Series E, 4% 11/1/12	6,790	6,939
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (b)	5,500	5,534
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,831
Series 2012 A, 4% 5/15/20	8,000	9,039
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/13	3,545	3,706
5% 3/15/14	3,745	4,072
5% 3/15/15	4,000	4,501
Series 2009 D:
5% 6/15/14	9,890	10,848
5% 6/15/15	16,075	18,240
5% 6/15/16	9,330	10,869
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	11
Series A:
5% 2/15/14	9,840	10,680
5% 2/15/15	8,775	9,846
5% 2/15/15 (Escrowed to Maturity)	5	6
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,980	2,048
5.75% 7/1/13 (AMBAC Insured)	570	590
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,895
5% 8/15/14	7,755	8,543
Series 2009 A1, 5% 2/15/15	9,000	10,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	$ 3,240	$ 3,781
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	3,961
Bonds Series 2002 B, 5.25%, tender 5/15/12 (b)	16,055	16,147
Series 2008 B, 5% 7/1/15	30,000	33,993
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,348
Series 2009 A:
5% 7/1/15	12,850	14,560
5% 7/1/16	8,390	9,704
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,941
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,503
5% 11/15/15	2,325	2,672
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	7,300	7,497
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,111
5.25% 11/15/19 (FGIC Insured)	5,200	6,298
Series 2010 B2, 4% 11/15/14	2,830	3,058
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	26,400	26,533
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,722
Series 2010 A, 5% 4/1/17	1,000	1,178
Series 2011 A1:
5% 4/1/17	1,500	1,767
5% 4/1/18	3,500	4,184
New York Urban Dev. Corp. Rev.:
Series 2009 C:
5% 12/15/15	6,500	7,495
5% 12/15/16	17,000	20,104
Series 2011 A, 5% 3/15/21	18,425	22,544
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	2,450	2,478
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	$ 5,475	$ 5,556
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,855
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,470	7,231
		571,328
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,200	1,204
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,338
		5,542
North Carolina - 1.2%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,122
4% 6/1/18	1,280	1,447
4% 6/1/20	1,000	1,129
5% 6/1/19	1,305	1,563
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,763
5% 3/1/18	1,500	1,802
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,595
5% 11/1/15 (FSA Insured)	1,600	1,747
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13 (Assured Guaranty Corp. Insured)	2,200	2,274
Series 2010 A:
5% 1/1/15	4,000	4,428
5% 1/1/16	6,035	6,815
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,403
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,678
5% 6/1/16	1,000	1,137
5% 6/1/17	3,220	3,717
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010: - continued
5% 6/1/18	$ 3,820	$ 4,445
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,119
Series 2008 A, 5.25% 1/1/20	2,000	2,332
		49,516
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,984
Ohio - 3.1%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,255
5% 6/1/17	3,500	3,758
Cincinnati City School District 5.25% 12/1/18 (FGIC Insured)	3,555	4,306
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,125
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	833
5% 6/1/16 (FSA Insured)	1,105	1,238
5% 6/1/17 (FSA Insured)	1,160	1,315
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	9,000	9,269
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,691
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,565
5% 10/1/15	6,505	7,384
Series 2010 C:
4% 10/1/15	3,200	3,517
5% 10/1/16	1,250	1,443
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	$ 2,055	$ 2,265
5% 10/1/15	4,535	5,148
Series 2010 A, 5% 10/1/15	1,185	1,343
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	3,095
Series 2010 B, 5% 9/15/15	19,080	21,799
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,771
Series 2010 A, 5% 8/1/17	3,290	3,907
Series 2011 A, 5% 8/1/17	3,070	3,646
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,221
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	546
5% 1/15/17	1,000	1,123
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.45%, tender 6/1/12 (b)	7,150	7,150
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,901
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,167
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	7,225	8,197
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	1,994
5% 12/1/13	875	918
5% 12/1/14	2,275	2,436
		131,326
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,905
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	$ 35	$ 36
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,259
		11,018
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,691
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (b)(e)	5,300	5,433
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,043
5% 3/15/14	595	640
5% 3/15/15	2,500	2,764
5% 3/15/16	1,750	1,971
		14,542
Pennsylvania - 4.2%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,412
5% 1/1/15 (FSA Insured) (e)	1,000	1,067
5% 1/1/16 (FSA Insured) (e)	1,000	1,081
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,738
Series 2008 B, 5% 6/15/14	1,385	1,510
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,516
5% 8/15/14	1,955	2,145
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,067
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,106
5% 7/1/17	1,255	1,391
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,463
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	$ 2,455	$ 2,824
5% 3/1/19	2,310	2,668
5% 3/1/20	2,140	2,480
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	1,000	1,007
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,352
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,984
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,753
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,100	2,335
Seventh Series, 5% 10/1/12 (AMBAC Insured)	1,000	1,022
Philadelphia Gen. Oblig.:
Series 2007 A, 5% 8/1/12 (FSA Insured)	5,000	5,071
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,859
5% 12/15/15 (FSA Insured)	5,000	5,579
5% 12/15/16 (FSA Insured)	7,275	8,238
Series 2011:
4% 8/1/12	4,325	4,368
5.25% 8/1/17	6,165	6,894
5.25% 8/1/18	5,515	6,184
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,477
Series 2010 C, 5% 9/1/16	13,610	15,184
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,613
5% 6/15/16	6,000	6,830
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,923
5% 2/1/16 (FSA Insured)	5,620	6,157
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,311
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,726
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District: - continued
Series 2010 A:
4% 9/1/15 (FSA Insured)	$ 1,450	$ 1,588
5% 9/1/16 (FSA Insured)	1,685	1,941
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,623
5% 11/15/14	4,690	5,142
5% 11/15/15	2,420	2,722
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,162
5% 6/1/19	200	234
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,453
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity)	2,355	2,350
		179,550
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	6,397
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000	1,028
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	9,600	9,634
		17,059
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,302
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,261
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,629
		12,192
South Carolina - 0.6%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011:
3% 11/1/12	1,400	1,418
5% 11/1/19	1,190	1,383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	$ 2,000	$ 2,228
5% 2/1/17	2,300	2,606
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17 (a)	2,000	2,381
5% 12/1/20 (a)	1,000	1,221
Series 2012 C:
5% 12/1/13 (a)	2,400	2,518
5% 12/1/17 (a)	10,535	12,156
		25,911
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	678
5% 9/1/15	680	749
5% 9/1/16	500	558
5% 9/1/17	490	555
Series 2011:
5% 9/1/17	1,100	1,245
5% 9/1/18	1,200	1,360
5% 9/1/19	1,255	1,422
		6,567
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,040
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,539
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,925
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,042
5% 7/1/17	1,100	1,255
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,516
		15,317
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - 5.5%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	$ 2,585	$ 2,922
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,462
Series 2006 B, 6% 1/1/13	1,270	1,287
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,140
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	3,735
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,740
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,580
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,010
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,234
Corpus Christi Independent School District 4% 8/15/14	10,140	10,926
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,759
5% 11/1/15	5,000	5,672
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,950
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,260
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,504
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,479
Series 2009, 5% 2/15/16	1,375	1,582
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,026
5% 11/15/14	1,000	1,097
5% 11/15/16	500	575
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,064
5% 8/15/14	1,075	1,184
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,480
Series 2011 B, 3% 7/1/12	1,540	1,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.: - continued
Series A:
5% 7/1/15	$ 2,070	$ 2,319
5% 7/1/16	1,080	1,237
Houston Cmnty. College Sys. Rev. Series 2005, 5.25% 4/15/12 (FSA Insured)	2,000	2,003
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,116
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,823
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,317
Humble Independent School District Series 2009, 4% 2/15/13	400	413
Keller Independent School District 5% 2/15/14	3,750	4,066
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,568
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,084
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,392
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,535
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,287
5% 5/15/15	2,120	2,389
5% 5/15/15 (Escrowed to Maturity)	5	6
5% 5/15/16	2,355	2,713
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,717
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,926
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,233
5% 7/1/18	3,030	3,536
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds (AEP Texas Central Co. Proj.) Series 2008, 1.125%, tender 6/1/12 (b)	$ 2,525	$ 2,526
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.7%, tender 4/2/12 (b)	2,900	2,900
North Texas Tollway Auth. Rev.:
Bonds Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	5,162
Series 2010 B1, 3.2% 1/1/13	2,275	2,317
Northside Independent School District Bonds 1.5%, tender 8/1/12 (b)	12,500	12,532
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,725
5% 5/15/20	6,000	7,322
5% 5/15/21	5,000	6,109
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,453
5% 2/15/15 (Escrowed to Maturity)	280	315
5% 2/15/16	2,000	2,267
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,684
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5% 11/15/12	1,950	2,003
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,685	5,106
Texas Gen. Oblig.:
Series 2011 B, 2% 8/1/12 (e)	3,365	3,383
Series B, 0% 10/1/13	6,500	6,373
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,067
5% 9/1/15	835	937
5% 9/1/16	750	858
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	9,039
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,000
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,289
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,517
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,091
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	$ 15,000	$ 15,948
Series 2010 B, 5% 8/15/21	1,800	2,242
		234,137
Utah - 0.2%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/12 (AMBAC Insured)	3,800	3,773
0% 10/1/13 (AMBAC Insured)	3,760	3,670
		7,443
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,429
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,445
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	5,900	6,030
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,828
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	8,000	8,605
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,897
		18,360
Washington - 1.7%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,400
Series 2012 A, 5% 7/1/19 (a)	30,000	36,422
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,456
5% 12/1/17	2,950	3,501
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Pre-Refunded to 11/1/12 @ 100) (e)	$ 3,640	$ 3,748
Series 2010 C:
5% 2/1/16 (e)	2,000	2,232
5% 2/1/17 (e)	2,500	2,832
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,358
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,963
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,105
5% 8/15/14	2,000	2,168
		71,993
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2%, tender 8/1/12 (b)(e)	13,000	13,020
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	1,720	1,901
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,151
Series 2009 C, 4% 5/1/14	3,365	3,611
Series 2010 1:
5% 5/1/14	5,750	6,288
5% 5/1/15	8,005	9,050
5% 5/1/16	10,000	11,598
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,295
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,687
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	906
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,086
5% 12/15/15	1,105	1,241
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/16	$ 1,440	$ 1,628
5% 12/15/17	1,540	1,763
		49,205
TOTAL MUNICIPAL BONDS (Cost $3,534,147)		3,670,303
Municipal Notes - 0.5%

California - 0.1%
California School Cash Reserve Prog. Auth. TRAN Series 2012 X, 2.5% 1/31/13	4,000	4,042
New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12	11,800	11,837
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R 11528, 0.22% 4/6/12 (Liquidity Facility Citibank NA) (b)(f)	5,400	5,400
TOTAL MUNICIPAL NOTES (Cost $21,265)		21,279
Money Market Funds - 7.9%
	Shares
Fidelity Municipal Cash Central Fund, 0.20% (c)(d) (Cost $338,204)	338,203,900	338,204
TOTAL INVESTMENT PORTFOLIO - 94.2% (Cost $3,893,616)		4,029,786
NET OTHER ASSETS (LIABILITIES) - 5.8%		248,624
NET ASSETS - 100%		$ 4,278,410
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 92
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,691,582	$ -	$ 3,691,582	$ -
Money Market Funds	338,204	338,204	-	-
Total Investments in Securities:	$ 4,029,786	$ 338,204	$ 3,691,582	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $3,893,616,000. Net unrealized appreciation aggregated $136,170,000, of which $139,676,000 related to appreciated investment securities and $3,506,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds,> are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2012

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.816176.107

ASTM-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 85.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,012
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	4,000	4,021
Jefferson County Swr. Rev. Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100)	2,070	2,099
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2007 B, 4.875%, tender 3/19/13 (b)	2,615	2,720
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12 (Escrowed to Maturity)	750	774
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,242
		11,868
Arizona - 3.3%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,424
5% 10/1/16 (FSA Insured)	13,000	14,757
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,068
Series 2008 D:
5% 1/1/13	3,250	3,360
5% 1/1/14	2,000	2,141
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	7,034
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,120
Series 2008:
5.5% 9/1/13	18,780	20,030
5.5% 9/1/16	1,385	1,589
Series A, 5% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,280	3,340
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,217
5% 10/1/20	5,180	6,288
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,493
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	5,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	$ 12,085	$ 13,463
5% 7/1/18	5,200	5,816
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2003 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750	758
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,622
Series 2009 B, 5% 7/1/16	5,090	5,915
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/19	3,000	3,540
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,392
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,645	1,741
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,368
5% 7/1/17	3,315	3,678
5% 7/1/18	3,365	3,737
		141,119
California - 11.3%
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13 (a)	3,000	3,091
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,023
Series 2010 L, 5% 5/1/17	12,000	14,252
Series 2010 M, 5% 5/1/16	8,000	9,285
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,455
Series 2004 A, 5.25% 7/1/12	6,010	6,083
Series 2009 A:
5% 7/1/15	3,660	4,001
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,800
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,258
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,330
5.25% 7/1/14	1,780	1,964
5.25% 7/1/14 (Escrowed to Maturity)	520	576
California Gen. Oblig.:
5% 9/1/12	1,700	1,733
5% 10/1/12	12,600	12,889
5% 11/1/13	9,060	9,700
5% 9/1/18	7,500	8,862
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 9/1/19	$ 20,000	$ 23,644
5% 9/1/20	20,000	23,505
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,495	2,738
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,161
(Sutter Health Proj.) Series 2008 A, 5% 8/15/12	1,325	1,347
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,130
Series 2009 F, 5%, tender 7/1/14 (b)	3,200	3,454
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,706
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.) Series 2007 A3, 2.25%, tender 4/1/12 (b)	6,500	6,500
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	37,525
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.7%, tender 5/1/12 (b)(e)	6,200	6,200
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	2,395
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,022
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,141
5% 10/1/19	1,490	1,695
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,481
5% 10/1/19	5,000	5,684
5% 10/1/20	2,525	2,865
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21 (a)	1,000	1,120
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,672
Series 2009 J, 5% 11/1/17	2,300	2,631
Series 2010 A:
5% 3/1/16	2,000	2,236
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2010 A:
5% 3/1/17	$ 5,405	$ 6,122
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,431
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,042
5% 6/15/13	16,650	17,545
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.54%, tender 7/1/14 (b)	60,000	60,020
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,120
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	3,030	3,216
Series 2007 A1, 5% 6/1/12	2,570	2,581
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,395
Series 2009 B, 5% 7/1/17	12,905	15,418
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,719
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	25,341
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	11,361
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,266
5% 12/1/17	9,790	11,019
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,811
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,461
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,500	2,590
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,075
5% 7/1/14	1,120	1,214
5% 7/1/15	2,170	2,420
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	$ 2,000	$ 2,164
5% 7/1/18	2,000	2,339
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	6,729
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,819
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,076
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,993
5% 8/1/18	8,000	8,930
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,066
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,695
5% 5/15/15	1,845	2,082
Series 2009 B, 5% 5/15/14	7,000	7,641
		482,855
Colorado - 0.2%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 F:
5% 11/15/12	380	391
5% 11/15/12 (Escrowed to Maturity)	845	870
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,640
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	592
		6,493
Connecticut - 2.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds:
(Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (b)(e)	27,000	27,000
Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,300	4,304
Connecticut Gen. Oblig. (Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Ed. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	$ 2,700	$ 2,683
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,630
Series 2009 1:
5% 2/1/14	2,500	2,708
5% 2/1/15	11,995	13,453
Series 2011 A, 5% 12/1/18	5,575	6,764
Connecticut Transmission Muni. Elec. Energy Bonds Series 2011 A, 0.95%, tender 5/15/12 (b)	5,900	5,901
Hartford Gen. Oblig. Series A, 5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,018
		101,485
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series 2001 C, 0.75%, tender 6/1/12 (b)	7,000	7,003
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,087
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,592
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,926
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,642
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,479
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,091
		25,817
Florida - 6.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,295
5% 12/1/15	4,395	4,804
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,090
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2010 A3, 1.94% 6/1/13 (b)	$ 4,800	$ 4,827
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,552
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,208
Series 2011:
4% 12/1/16	1,265	1,409
5% 12/1/17	1,685	1,969
5% 12/1/18	685	809
5% 12/1/19	1,820	2,159
5% 12/1/20	1,000	1,188
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,471
5% 10/1/16	1,530	1,713
5% 10/1/17	1,455	1,645
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,589
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 1.75%, tender 6/15/12 (b)	1,500	1,503
Escambia County Solid Waste Disp. Rev. Bonds:
(Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,901
Series 2009, 2%, tender 4/3/12 (b)	4,300	4,300
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,383
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,363
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,400
Series 2009 D, 5.5% 6/1/16	7,910	9,370
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,624
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	22,159
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,021
5% 10/1/20	1,000	1,189
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	$ 2,345	$ 2,644
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	16,650	16,877
Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,082
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,322
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,846
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,122
5% 9/1/17	1,000	1,170
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B, 5% 10/1/12	7,350	7,522
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,333
Kissimmee Util. Auth. Elec. Sys. Rev.:
Series 2003:
5.25% 10/1/14	775	851
5.25% 10/1/15	3,525	3,981
Series 2011, 2% 10/1/12	2,195	2,212
Lakeland Hosp. Sys. Rev. Series 2011, 3% 11/15/12	1,000	1,009
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	1,980
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,800
Miami-Dade County Pub. Facilities Rev.:
(Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,102
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,188
Series 2005 B, 5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,270	1,278
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,366
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,127
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,451
5% 10/1/16	1,000	1,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	$ 2,500	$ 2,607
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,045
5% 11/1/15 (FSA Insured)	1,825	2,037
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,576
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,775
Series 2010 C, 5% 10/1/17	1,895	2,238
Series 2011 B:
5% 10/1/18	2,250	2,686
5% 10/1/19	2,325	2,769
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	4,988
5% 10/1/19 (e)	2,025	2,252
5% 10/1/18 (e)	2,745	3,058
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,210
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,619
5% 7/1/14	2,000	2,159
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,675
Series 2011, 5% 10/1/19	5,590	6,817
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,872
5% 11/15/17	1,500	1,752
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,146
5% 10/1/15 (FSA Insured) (e)	2,920	3,192
5% 10/1/16 (FSA Insured) (e)	6,000	6,666
5% 10/1/17 (FSA Insured) (e)	5,000	5,605
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,314
		296,710
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.3%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	$ 5,000	$ 5,072
Atlanta Arpt. Rev. Series 2011 B, 5% 1/1/13 (e)	1,000	1,032
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,000	8,214
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,450	3,468
1.2%, tender 4/1/14 (b)	4,800	4,825
Series 2008, 0.8%, tender 6/21/12 (b)	13,855	13,860
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2008 D, 6.75%, tender 4/1/12 (b)	7,600	7,600
Series 2011 A, 2.5%, tender 3/1/13 (b)	3,500	3,551
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,595
5% 11/1/13	7,550	8,070
5% 11/1/14	7,490	8,138
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,806
5% 1/1/20	4,000	4,837
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,162
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,210
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	11,500	11,666
Muni. Elec. Auth. of Georgia:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,363
(Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,066
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,292
Series 2008 D:
5.75% 1/1/19	14,890	17,956
5.75% 1/1/20	3,555	4,280
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/12	1,000	1,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	$ 1,305	$ 1,390
5% 1/1/15	1,040	1,132
5% 1/1/16	2,415	2,649
5% 1/1/18	1,530	1,702
		139,956
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	4,337
Series 2011, 5% 7/1/19 (e)	4,000	4,520
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,891
5% 6/1/16 (Escrowed to Maturity)	2,895	3,384
Series DY:
5% 2/1/15	3,500	3,927
5% 2/1/16	4,000	4,609
		29,668
Illinois - 7.3%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,748
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,721
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,424
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,559
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	7,963
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,331
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,913
Series B:
5% 1/1/17 (FSA Insured)	5,115	5,693
5.125% 1/1/15 (AMBAC Insured)	3,995	4,278
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100)	2,850	2,886
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	$ 5,000	$ 5,426
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/13 (FSA Insured)	4,000	4,138
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,130
Series 2010 E:
5% 1/1/15 (e)	4,000	4,352
5% 1/1/16 (e)	1,500	1,661
Series 2011 B, 5% 1/1/18	6,500	7,435
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,963
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,940
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,316
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	493
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,932
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,764
Series 2010, 2.125%, tender 7/1/14 (b)	11,500	11,589
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,446
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	610
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,768
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	757
5% 7/1/13	415	434
5% 7/1/15	1,000	1,106
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,285
5% 5/15/17	3,520	3,949
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,080
5% 5/1/14	2,000	2,134
5.75% 5/1/19	2,650	3,077
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,075	$ 3,391
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,887
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,011
Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,292
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,504
Series 1, 5.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,865	2,908
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,588
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,686
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	4,012
Series 2004 B, 5% 3/1/14	15,500	16,632
Series 2004, 5% 11/1/16	11,000	12,323
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,210
5% 4/1/17 (AMBAC Insured)	8,050	8,755
Series 2007 A, 5.5% 6/1/15	1,000	1,122
Series 2007 B, 5% 1/1/17	9,835	11,012
Series 2009 A, 3.5% 9/1/13	3,000	3,110
Series 2010:
4% 1/1/13	3,695	3,784
5% 1/1/15 (FSA Insured)	20,000	21,901
Series 2012:
4% 3/1/14	5,000	5,271
5% 3/1/13	5,000	5,193
5% 3/1/19	5,500	6,193
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,458
5% 5/15/16 (FSA Insured)	2,325	2,577
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,420
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	$ 5,000	$ 5,580
4.5% 6/15/17	6,075	6,863
Series 2010, 5% 6/15/15	8,800	9,943
Series 2011, 4% 6/15/13	2,600	2,710
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	561
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,401
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,404
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,631
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,495
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	661
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,273
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,003
0% 11/1/14 (FSA Insured)	875	845
0% 11/1/16 (Escrowed to Maturity)	740	699
0% 11/1/16 (FSA Insured)	2,235	2,043
		312,653
Indiana - 2.0%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,204
Indiana Fin. Auth. Hosp. Rev.:
(Jackson County Schneck Memorial Hosp. Proj.) Series 2010, 5% 2/15/18	1,475	1,595
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,772
5% 5/1/15	6,420	7,101
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,385
5% 12/1/15	2,135	2,435
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	$ 8,025	$ 8,913
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,703
Series 2010 A, 5% 2/1/17	2,800	3,305
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,444
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	3,400	3,442
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,186
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,726
5% 1/1/20	1,250	1,471
Indiana Port Commission Port Rev. (Cargill, Inc. Proj.) 4.1% 5/1/12	4,100	4,111
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100)	5,000	5,064
Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	576
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,667
5% 10/1/17	5,000	5,757
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,127
Logansport High School Bldg. Corp. Series 2005, 5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,090
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,605
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	575
5% 7/1/15	315	360
5% 7/1/16	500	585
Series Z-1:
5% 7/1/16	1,215	1,416
5% 7/1/17	1,000	1,195
5% 7/1/18	1,500	1,821
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	$ 1,985	$ 2,160
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,117
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,324
		85,232
Iowa - 0.1%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,401
5% 7/1/16	1,335	1,498
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,891
		5,790
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	635
5% 11/15/15	625	706
5% 11/15/16	875	1,002
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	698
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,163
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,601
5% 11/15/15	6,245	6,879
5% 11/15/16	5,410	6,021
Series 2011 IV A:
5% 11/15/18	2,250	2,581
5% 11/15/20	2,745	3,117
		26,403
Kentucky - 1.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	788
4% 2/1/15	1,495	1,597
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,246
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	$ 4,000	$ 4,464
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	513
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.6%, tender 6/1/12 (b)(e)	4,105	4,105
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,924
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A:
1.65%, tender 4/3/17 (a)(b)	6,000	6,023
1.9%, tender 4/2/12 (b)	10,900	10,900
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,488
Series 2007 B, 1.9%, tender 6/1/12 (b)	12,050	12,074
		52,122
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,671
5% 7/1/16	2,000	2,245
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,065
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,098
		10,079
Maryland - 1.1%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	19,105
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,514
5% 7/1/14	3,500	3,760
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,486
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	$ 1,725	$ 1,929
Series 2011 A, 5% 7/1/20	16,000	19,473
		49,267
Massachusetts - 1.9%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,094
5% 5/15/16	4,400	5,137
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,821
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,635
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,643
4% 7/1/16	1,000	1,121
5% 7/1/13	1,000	1,058
Series Q2:
4% 7/1/15	1,170	1,281
4% 7/1/16	1,000	1,121
5% 7/1/13	1,100	1,163
5% 7/1/14	1,080	1,178
5% 7/1/17	1,370	1,624
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,631
5% 1/1/16	1,300	1,417
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	8,100	8,325
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,495	2,568
Series 2004 B, 5.25% 8/1/20	12,700	15,873
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	7,000	7,313
(Northeastern Univ. Proj.) Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,200	1,202
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A: - continued
5% 12/15/13 (FSA Insured)	$ 4,325	$ 4,667
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,948
		83,231
Michigan - 2.7%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,596
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,253
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,276
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,835
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,011
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,304
5% 5/1/20	2,000	2,299
5% 5/1/21	1,810	2,077
Detroit Swr. Disp. Rev. Series 2006 D, 0.989% 7/1/32 (b)	4,075	2,861
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	2,976
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,309
5% 5/1/13 (FSA Insured)	1,305	1,363
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,503
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,082
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,442
5% 11/15/19	1,000	1,156
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,343
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,490
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	675	698
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	$ 4,160	$ 4,521
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	11,291
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,713
5% 10/1/15	1,750	2,006
5% 10/1/15	3,250	3,725
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,722
5% 5/1/14	2,140	2,305
5% 5/1/15	1,845	2,045
5% 5/1/16	1,865	2,111
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,014
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101)	2,260	2,304
Royal Oak City School District 5% 5/1/12	2,000	2,007
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,238
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (e)	1,400	1,540
Series 2011 A, 5% 12/1/19 (e)	22,700	24,985
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,562
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,354
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,715
		117,032
Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,033
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,428
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,464
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,108
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,140
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	5,900	6,690
		14,496
Mississippi - 0.1%
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,898
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2011 B, 3% 7/1/12	1,000	1,004
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Series C:
4% 1/1/15	2,360	2,568
4% 1/1/16	2,195	2,427
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,251
		9,246
Nevada - 1.7%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	3,147
5% 7/1/15	3,500	3,874
Series A1, 5% 7/1/12 (AMBAC Insured) (e)	2,000	2,021
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,121
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,092
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,300
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,940
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	3,087
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,495
Series 2012 B, 5% 8/1/20	2,230	2,678
		74,755
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17 (a)	$ 3,000	$ 3,365
5% 2/1/18 (a)	2,500	2,830
		7,255
New Jersey - 2.0%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	823
Series 2009 A:
5% 6/15/15	11,285	12,551
5% 6/15/16	6,500	7,348
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	7,000	7,645
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,158
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,990
Series 2005 O, 5% 3/1/20	6,350	6,974
Series 2008 W, 5% 3/1/15	10,400	11,589
Series 2009 BB, 5% 9/1/15	3,390	3,836
Series 2011 EE, 5% 9/1/20	5,000	5,856
New Jersey Gen. Oblig. Series H, 5.25% 7/1/15 (FSA Insured)	5,000	5,717
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	5,004
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,315	3,790
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,951
Series 2003 B. 5.25% 12/15/19	3,000	3,616
		83,848
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,789
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,644
Series 2010 A1:
4% 12/1/15	3,700	4,021
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation: - continued
Series 2010 A1:
4% 12/1/16	$ 6,750	$ 7,404
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,276
		47,134
New York - 13.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,030
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,254
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	730
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	5,000	5,599
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	6,021
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,019
Series 2005 D, 5% 8/1/12 (Escrowed to Maturity)	4,925	5,002
Series 2005 F1, 5% 9/1/15	3,560	4,058
Series 2008 E, 5% 8/1/12	5,000	5,078
Series 2010 C, 5% 8/1/13	7,000	7,434
Series B:
5% 8/1/14	10,000	11,019
5% 8/1/15	10,000	11,368
Series C:
5% 8/1/12	14,450	14,677
5% 8/1/12 (Escrowed to Maturity)	5,320	5,403
Series G:
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,805	3,871
5.625% 8/1/13 (Pre-Refunded to 8/1/12 @ 100)	1,270	1,292
Series K:
5% 8/1/12	2,335	2,372
5% 8/1/12 (Escrowed to Maturity)	2,025	2,057
Series O:
5% 6/1/12	1,745	1,758
5% 6/1/12 (Escrowed to Maturity)	5,780	5,824
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,639
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2007 C1, 5% 11/1/15	$ 10,000	$ 11,512
Series 2010 B:
5% 11/1/17	30,000	36,022
5% 11/1/20	5,950	7,231
Series 2010 D:
5% 11/1/15	8,300	9,555
5% 11/1/17	10,115	12,145
Series 2012 A:
5% 11/1/17	7,000	8,405
5% 11/1/20	4,500	5,507
Series E, 4% 11/1/12	6,790	6,939
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (b)	5,500	5,534
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,831
Series 2012 A, 4% 5/15/20	8,000	9,039
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/13	3,545	3,706
5% 3/15/14	3,745	4,072
5% 3/15/15	4,000	4,501
Series 2009 D:
5% 6/15/14	9,890	10,848
5% 6/15/15	16,075	18,240
5% 6/15/16	9,330	10,869
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	11
Series A:
5% 2/15/14	9,840	10,680
5% 2/15/15	8,775	9,846
5% 2/15/15 (Escrowed to Maturity)	5	6
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,980	2,048
5.75% 7/1/13 (AMBAC Insured)	570	590
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,895
5% 8/15/14	7,755	8,543
Series 2009 A1, 5% 2/15/15	9,000	10,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	$ 3,240	$ 3,781
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	3,961
Bonds Series 2002 B, 5.25%, tender 5/15/12 (b)	16,055	16,147
Series 2008 B, 5% 7/1/15	30,000	33,993
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,348
Series 2009 A:
5% 7/1/15	12,850	14,560
5% 7/1/16	8,390	9,704
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,941
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,503
5% 11/15/15	2,325	2,672
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	7,300	7,497
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,111
5.25% 11/15/19 (FGIC Insured)	5,200	6,298
Series 2010 B2, 4% 11/15/14	2,830	3,058
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	26,400	26,533
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,722
Series 2010 A, 5% 4/1/17	1,000	1,178
Series 2011 A1:
5% 4/1/17	1,500	1,767
5% 4/1/18	3,500	4,184
New York Urban Dev. Corp. Rev.:
Series 2009 C:
5% 12/15/15	6,500	7,495
5% 12/15/16	17,000	20,104
Series 2011 A, 5% 3/15/21	18,425	22,544
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	2,450	2,478
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	$ 5,475	$ 5,556
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,855
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,470	7,231
		571,328
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,200	1,204
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,338
		5,542
North Carolina - 1.2%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,122
4% 6/1/18	1,280	1,447
4% 6/1/20	1,000	1,129
5% 6/1/19	1,305	1,563
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,763
5% 3/1/18	1,500	1,802
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,595
5% 11/1/15 (FSA Insured)	1,600	1,747
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13 (Assured Guaranty Corp. Insured)	2,200	2,274
Series 2010 A:
5% 1/1/15	4,000	4,428
5% 1/1/16	6,035	6,815
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,403
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,678
5% 6/1/16	1,000	1,137
5% 6/1/17	3,220	3,717
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010: - continued
5% 6/1/18	$ 3,820	$ 4,445
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,119
Series 2008 A, 5.25% 1/1/20	2,000	2,332
		49,516
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,984
Ohio - 3.1%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,255
5% 6/1/17	3,500	3,758
Cincinnati City School District 5.25% 12/1/18 (FGIC Insured)	3,555	4,306
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,125
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	833
5% 6/1/16 (FSA Insured)	1,105	1,238
5% 6/1/17 (FSA Insured)	1,160	1,315
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	9,000	9,269
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,691
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,565
5% 10/1/15	6,505	7,384
Series 2010 C:
4% 10/1/15	3,200	3,517
5% 10/1/16	1,250	1,443
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	$ 2,055	$ 2,265
5% 10/1/15	4,535	5,148
Series 2010 A, 5% 10/1/15	1,185	1,343
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	3,095
Series 2010 B, 5% 9/15/15	19,080	21,799
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,771
Series 2010 A, 5% 8/1/17	3,290	3,907
Series 2011 A, 5% 8/1/17	3,070	3,646
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,221
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	546
5% 1/15/17	1,000	1,123
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.45%, tender 6/1/12 (b)	7,150	7,150
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,901
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,167
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	7,225	8,197
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	1,994
5% 12/1/13	875	918
5% 12/1/14	2,275	2,436
		131,326
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,905
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	$ 35	$ 36
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,259
		11,018
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,691
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (b)(e)	5,300	5,433
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,043
5% 3/15/14	595	640
5% 3/15/15	2,500	2,764
5% 3/15/16	1,750	1,971
		14,542
Pennsylvania - 4.2%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,412
5% 1/1/15 (FSA Insured) (e)	1,000	1,067
5% 1/1/16 (FSA Insured) (e)	1,000	1,081
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,738
Series 2008 B, 5% 6/15/14	1,385	1,510
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,516
5% 8/15/14	1,955	2,145
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,067
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,106
5% 7/1/17	1,255	1,391
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,463
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	$ 2,455	$ 2,824
5% 3/1/19	2,310	2,668
5% 3/1/20	2,140	2,480
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	1,000	1,007
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,352
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,984
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,753
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,100	2,335
Seventh Series, 5% 10/1/12 (AMBAC Insured)	1,000	1,022
Philadelphia Gen. Oblig.:
Series 2007 A, 5% 8/1/12 (FSA Insured)	5,000	5,071
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,859
5% 12/15/15 (FSA Insured)	5,000	5,579
5% 12/15/16 (FSA Insured)	7,275	8,238
Series 2011:
4% 8/1/12	4,325	4,368
5.25% 8/1/17	6,165	6,894
5.25% 8/1/18	5,515	6,184
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,477
Series 2010 C, 5% 9/1/16	13,610	15,184
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,613
5% 6/15/16	6,000	6,830
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,923
5% 2/1/16 (FSA Insured)	5,620	6,157
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,311
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,726
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District: - continued
Series 2010 A:
4% 9/1/15 (FSA Insured)	$ 1,450	$ 1,588
5% 9/1/16 (FSA Insured)	1,685	1,941
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,623
5% 11/15/14	4,690	5,142
5% 11/15/15	2,420	2,722
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,162
5% 6/1/19	200	234
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,453
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity)	2,355	2,350
		179,550
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	6,397
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000	1,028
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	9,600	9,634
		17,059
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,302
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,261
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,629
		12,192
South Carolina - 0.6%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011:
3% 11/1/12	1,400	1,418
5% 11/1/19	1,190	1,383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	$ 2,000	$ 2,228
5% 2/1/17	2,300	2,606
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17 (a)	2,000	2,381
5% 12/1/20 (a)	1,000	1,221
Series 2012 C:
5% 12/1/13 (a)	2,400	2,518
5% 12/1/17 (a)	10,535	12,156
		25,911
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	678
5% 9/1/15	680	749
5% 9/1/16	500	558
5% 9/1/17	490	555
Series 2011:
5% 9/1/17	1,100	1,245
5% 9/1/18	1,200	1,360
5% 9/1/19	1,255	1,422
		6,567
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,040
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,539
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,925
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,042
5% 7/1/17	1,100	1,255
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,516
		15,317
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - 5.5%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	$ 2,585	$ 2,922
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,462
Series 2006 B, 6% 1/1/13	1,270	1,287
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,140
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	3,735
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,740
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,580
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,010
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,234
Corpus Christi Independent School District 4% 8/15/14	10,140	10,926
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,759
5% 11/1/15	5,000	5,672
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,950
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,260
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,504
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,479
Series 2009, 5% 2/15/16	1,375	1,582
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,026
5% 11/15/14	1,000	1,097
5% 11/15/16	500	575
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,064
5% 8/15/14	1,075	1,184
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,480
Series 2011 B, 3% 7/1/12	1,540	1,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.: - continued
Series A:
5% 7/1/15	$ 2,070	$ 2,319
5% 7/1/16	1,080	1,237
Houston Cmnty. College Sys. Rev. Series 2005, 5.25% 4/15/12 (FSA Insured)	2,000	2,003
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,116
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,823
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,317
Humble Independent School District Series 2009, 4% 2/15/13	400	413
Keller Independent School District 5% 2/15/14	3,750	4,066
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,568
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,084
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,392
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,535
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,287
5% 5/15/15	2,120	2,389
5% 5/15/15 (Escrowed to Maturity)	5	6
5% 5/15/16	2,355	2,713
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,717
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,926
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,233
5% 7/1/18	3,030	3,536
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds (AEP Texas Central Co. Proj.) Series 2008, 1.125%, tender 6/1/12 (b)	$ 2,525	$ 2,526
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.7%, tender 4/2/12 (b)	2,900	2,900
North Texas Tollway Auth. Rev.:
Bonds Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	5,162
Series 2010 B1, 3.2% 1/1/13	2,275	2,317
Northside Independent School District Bonds 1.5%, tender 8/1/12 (b)	12,500	12,532
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,725
5% 5/15/20	6,000	7,322
5% 5/15/21	5,000	6,109
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,453
5% 2/15/15 (Escrowed to Maturity)	280	315
5% 2/15/16	2,000	2,267
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,684
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5% 11/15/12	1,950	2,003
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,685	5,106
Texas Gen. Oblig.:
Series 2011 B, 2% 8/1/12 (e)	3,365	3,383
Series B, 0% 10/1/13	6,500	6,373
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,067
5% 9/1/15	835	937
5% 9/1/16	750	858
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	9,039
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,000
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,289
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,517
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,091
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	$ 15,000	$ 15,948
Series 2010 B, 5% 8/15/21	1,800	2,242
		234,137
Utah - 0.2%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/12 (AMBAC Insured)	3,800	3,773
0% 10/1/13 (AMBAC Insured)	3,760	3,670
		7,443
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,429
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,445
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	5,900	6,030
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,828
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	8,000	8,605
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,897
		18,360
Washington - 1.7%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,400
Series 2012 A, 5% 7/1/19 (a)	30,000	36,422
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,456
5% 12/1/17	2,950	3,501
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Pre-Refunded to 11/1/12 @ 100) (e)	$ 3,640	$ 3,748
Series 2010 C:
5% 2/1/16 (e)	2,000	2,232
5% 2/1/17 (e)	2,500	2,832
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,358
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,963
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,105
5% 8/15/14	2,000	2,168
		71,993
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2%, tender 8/1/12 (b)(e)	13,000	13,020
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	1,720	1,901
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,151
Series 2009 C, 4% 5/1/14	3,365	3,611
Series 2010 1:
5% 5/1/14	5,750	6,288
5% 5/1/15	8,005	9,050
5% 5/1/16	10,000	11,598
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,295
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,687
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	906
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,086
5% 12/15/15	1,105	1,241
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/16	$ 1,440	$ 1,628
5% 12/15/17	1,540	1,763
		49,205
TOTAL MUNICIPAL BONDS (Cost $3,534,147)		3,670,303
Municipal Notes - 0.5%

California - 0.1%
California School Cash Reserve Prog. Auth. TRAN Series 2012 X, 2.5% 1/31/13	4,000	4,042
New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12	11,800	11,837
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R 11528, 0.22% 4/6/12 (Liquidity Facility Citibank NA) (b)(f)	5,400	5,400
TOTAL MUNICIPAL NOTES (Cost $21,265)		21,279
Money Market Funds - 7.9%
	Shares
Fidelity Municipal Cash Central Fund, 0.20% (c)(d) (Cost $338,204)	338,203,900	338,204
TOTAL INVESTMENT PORTFOLIO - 94.2% (Cost $3,893,616)		4,029,786
NET OTHER ASSETS (LIABILITIES) - 5.8%		248,624
NET ASSETS - 100%		$ 4,278,410
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 92
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,691,582	$ -	$ 3,691,582	$ -
Money Market Funds	338,204	338,204	-	-
Total Investments in Securities:	$ 4,029,786	$ 338,204	$ 3,691,582	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $3,893,616,000. Net unrealized appreciation aggregated $136,170,000, of which $139,676,000 related to appreciated investment securities and $3,506,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds,> are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012